UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MAY 31,

Date of reporting period:  NOVEMBER 30, 2006




ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA BALANCED STRATEGY FUND - SEMIANNUAL REPORT FOR PERIOD ENDED
NOVEMBER 30, 2006



[LOGO OF USAA]
    USAA(R)

                          USAA BALANCED
                                  STRATEGY Fund

                                        [GRAPHIC OF USAA BALANCED STRATEGY FUND]

                          S e m i a n n u a l  R e p o r t

--------------------------------------------------------------------------------
    NOVEMBER 30, 2006

--------------------------------------------------------------------------------
                     IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-8448.

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.
--------------------------------------------------------------------------------

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                   2

MANAGERS' COMMENTARY                                                         4

INVESTMENT OVERVIEW                                                          7

SHAREHOLDER VOTING RESULTS                                                  11

FINANCIAL INFORMATION

    Portfolio of Investments                                                12

    Notes to Portfolio of Investments                                       37

    Financial Statements                                                    41

    Notes to Financial Statements                                           44

EXPENSE EXAMPLE                                                             60

SUBADVISORY AGREEMENT                                                       62

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2007, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                         "

                                          SO WHAT DOES 2007 HAVE IN STORE?
                                    THE MARKETS' LONG-TERM PERFORMANCE IS LIKELY
[PHOTO OF CHRISTOPHER W. CLAUS]       TO REST ON FOUR PILLARS - INTEREST RATES,
                                         INFLATION, ECONOMIC ACTIVITY, AND
                                                CORPORATE EARNINGS.

                                                         "

                                                                   December 2006
--------------------------------------------------------------------------------

         As one year ends and another begins, it can be worthwhile to review what happened and what opportunities and risks may lie ahead. Overall, 2006 saw surprisingly strong performance from the equity market. Although stocks experienced a normal (yet painful) correction during May and June, they rebounded during the latter half of the year. For the majority of 2006, however, the driving force in the equity markets was a "junk" rally in which many low-quality companies outperformed higher-quality companies. This phenomenon is not likely to continue. In the bond market, longer-term interest rates fell below short-term rates (creating an inverted yield curve), signaling the markets' belief that the Federal Reserve Board (the Fed) would cut short-term rates in the future.

         In the wider world, hostilities continued in the Middle East, and U.S. midterm elections led to a changing of the guard in Congress. Despite predictions of major storms, the hurricane season was tame, which helped reduce the cost of oil. The dollar declined relative to the world's other major currencies, such as the euro, the yen, and the pound. And while U.S. economic growth slowed, the global economy continued to expand.

         So what does 2007 have in store? The markets' long-term performance is likely to rest on four pillars - interest rates, inflation, economic activity, and corporate earnings. As of this writing, the Fed is on hold, and Fed governors are weighing the need for another rate increase. In the past, the Fed has raised rates too high and caused a recession, but this time, Chairman Ben Bernanke seems to be waiting to see if the lagging effects of previous rate increases and a slowdown in housing and manufacturing activity can curb inflation and keep it at 2% or less.

 . . . C O N T I N U E D
========================--------------------------------------------------------

         The markets appear to believe the Fed can engineer a soft landing - where inflation moderates and economic activity is neither too low nor too high but "just right." If this "Goldilocks" scenario occurs, both the fixed-income and equity markets could have another solid year. Even so, investors can expect some periods of volatility that may test their patience and challenge their tolerance for risk.

         The U.S. economy is on a sound footing and has the potential to sustain a growth rate of 2% to 2.5%. The global economic outlook remains positive, especially in Europe and Asian-Pacific countries. Precious metals and minerals, particularly gold, have the potential to perform well because of strong demand and the weakness of the U.S. dollar. (The value of the dollar and the price of gold tend to move in opposite directions.)

         Whatever happens in 2007, we will continue working in your best interests. We will maintain our focus on quality and will seek out investment opportunities that add value while evaluating the risks that could affect them.

         From all of us, thank you for your business and the opportunity to serve your investment needs.

         Sincerely,

         /S/ CHRISTOPHER W. CLAUS

         Christopher W. Claus
         President and Vice Chairman of the Board

         CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE USAA MUTUAL FUNDS CAREFULLY BEFORE INVESTING. CONTACT US AT (800) 531-8448 FOR A PROSPECTUS CONTAINING THIS AND OTHER INFORMATION ABOUT THE FUNDS FROM USAA INVESTMENT MANAGEMENT COMPANY, DISTRIBUTOR (USAA). READ IT CAREFULLY BEFORE INVESTING.

         Past performance is no guarantee of future results. o As interest rates rise, existing bond prices fall. o Foreign and precious metals and minerals investing are subject to additional risks, such as currency fluctuations, market illiquidity, and political instability.

4

 M A N A G E R S '
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

USAA Investment Management Company           Deutsche Investment Management
   RON SWEET, CFA, CPA                          Americas Inc. (Stocks)
   Exchange-Traded Funds                        ROBERT WANG

   ARNOLD J. ESPE, CFA                          JIN CHEN, CFA
   Bonds and Money Market Instruments
                                                JULIE ABBETT

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

         For the six months ended November 30, 2006, the USAA Balanced Strategy Fund had a total return of 7.01%. This compares to a total return of 8.28% for the Lipper Balanced Funds Index, 10.96% for the Russell 3000 Index, and 5.93% for the Lehman Brothers U.S. Aggregate Bond Index.

         In August 2006, Ron Sweet began managing a portion of the Fund's investments in exchange-traded funds following the retirement of Stuart Wester. Mr. Sweet has been with USAA for 20 years and is currently vice president of equity investments for USAA Investment Management Company.

WHY DID THE FUND UNDERPERFORM THE LIPPER BALANCED FUNDS AVERAGE?

         The primary factor affecting the Fund was underperformance within the stocks portion, which made up roughly half of the Fund's assets. During the period, the Fund's Board of Trustees (the Board) decided to restructure the stocks portion of the Fund. It was the Board's view that the three subadvisers of the stocks portion were not equipped to adjust their asset allocation quickly in response to changing market conditions. As a result,

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

         THE LIPPER BALANCED FUNDS AVERAGE IS AN AVERAGE OF ALL BALANCED FUNDS, REPORTED BY LIPPER INC., AN INDEPENDENT ORGANIZATION THAT MONITORS THE PERFORMANCE OF MUTUAL FUNDS.

         REFER TO PAGE 9 FOR BENCHMARK DEFINITIONS.

         THE MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALASIA AND FAR EAST (MSCI-EAFE) INDEX IS AN UNMANAGED INDEX THAT REFLECTS THE MOVEMENTS OF STOCK MARKETS IN EUROPE, AUSTRALASIA, AND THE FAR EAST BY REPRESENTING A BROAD SELECTION OF DOMESTICALLY LISTED COMPANIES WITHIN EACH MARKET.

 . . . C O N T I N U E D
========================--------------------------------------------------------

         on October 2, Deutsche Investment Management Americas Inc. (DeIM) was hired to implement its quantitative U.S. stocks strategy for the Fund, replacing the prior three subadvisers.

         During the period, the Fund benefited from having roughly 8% of assets allocated to the international stocks of the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI-EAFE) Index through an exchange-traded fund. Additionally, the Fund's fixed-income portion performed well compared to the Lehman index.

WHAT LED TO THE GOOD PERFORMANCE IN THE U.S. BONDS PORTION OF THE FUND?

         Relative performance was good due to a fairly aggressive interest-rate posture, which proved beneficial as longer-term rates continued to fall. The Fund also benefited from an overweight position in corporate bonds, with an emphasis on financials, utilities, and commercial mortgage-backed securities. Individual security selection, aided by a team of experienced bond analysts, was a key contributor. Our focus is on bonds that we view as having lower event risk in terms of potential leveraged buyouts, which are a concern given the large amount of private equity money seeking investment.

WHAT'S YOUR ASSET ALLOCATION STRATEGY MOVING FORWARD?

         For 2007, we anticipate moderate economic growth of 2% in the United States, with moderating inflation. We believe the Federal Reserve Board may have gotten it right, reining in the economy and inflation, leading to a soft landing. We expect overseas economies as a group to be stronger than those in the United States.

         The U.S. stock market appears attractive. Thanks to remarkable corporate earnings growth, we believe valuations are still reasonable. We also believe that stocks today are a better value than bonds, especially from an earnings yield perspective. However, we are cognizant that volatility in the stock market is

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

         at an all-time low, and history shows that when volatility rises from low levels, it is usually due to a sharp drop in the stock market. Since bonds provide a good degree of protection in a slowing economy, we intend to keep a significant (and roughly neutral) weighting in bonds.

         Within the U.S. equity market, we note that value and small-cap stocks have outperformed significantly since the end of the bull market in 2000. This has led, in our opinion, to very attractive valuations for large-cap growth stocks. Growth stocks tend to outperform value stocks when economic growth is slow and the yield curve is flat, as it is today. That's because investors put more of a premium on earnings growth when it is harder to come by. In terms of small caps, we think the asset class has high relative valuations, but in the soft landing we forecast, the continued glut of global liquidity could lead to a continuation of good performance by small caps. In our U.S. stock market allocation, we are overweight in large-cap growth stocks, slightly underweight in large-cap value stocks, and neutral to slightly underweight in small- and mid-cap stocks.

         Since we invested in the international (MSCI-EAFE) exchange-traded fund in August 2006, it has helped Fund performance. While the valuation gap between U.S. and overseas stocks has narrowed, we continue to think that an international position is warranted, especially given stronger economies overseas.

DO YOU ANTICIPATE ANY MORE STRUCTURAL CHANGES TO THE FUND?

          No. We believe that the quantitative approach to the stocks portion of the Fund is a long-term adjustment and that the current structure will allow our asset allocation decisions to flow through to performance. Of course, we always have to be ready to learn from experience and be open to new opportunities.

          From everyone at USAA Investment Management Company and DeIM, thank you for your confidence and investment in the Fund.

          YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 12-36.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA BALANCED STRATEGY FUND (Ticker Symbol: USBSX)

OBJECTIVE
--------------------------------------------------------------------------------

         High total return, with reduced risk over time, through an asset allocation strategy that seeks a combination of long-term growth of capital and current income.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

         Using preset target ranges, the Fund's strategy is to invest its assets in a combination of stocks on the one hand and bonds and money market instruments on the other.

--------------------------------------------------------------------------------
                                          11/30/06                   5/31/06
--------------------------------------------------------------------------------
Net Assets                             $642.6 Million             $634.1 Million
Net Asset Value Per Share                  $15.83                     $14.97

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/06
--------------------------------------------------------------------------------

5/31/06 TO 11/30/06*            1 YEAR            5 YEARS            10 YEARS
       7.01%                     7.23%             5.48%               7.70%

*TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS
 SIX-MONTH RETURN IS CUMULATIVE.

         THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

         TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME DIVIDEND AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

8

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                           CUMULATIVE PERFORMANCE COMPARISON

                      [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

              RUSSELL 3000      USAA BALANCED      LIPPER BALANCED      LEHMAN BROTHERS U.S.
                  INDEX         STRATEGY FUND        FUNDS INDEX        AGGREGATE BOND INDEX
              ------------      -------------      ---------------      --------------------
11/30/96       $10,000.00         $10,000.00          $10,000.00             $10,000.00
12/31/96         9,879.56           9,981.99            9,880.23               9,907.02
01/31/97        10,426.28          10,230.21           10,185.77               9,937.36
02/28/97        10,437.67          10,292.27           10,223.57               9,962.08
03/31/97         9,965.37          10,114.34            9,926.43               9,851.68
04/30/97        10,456.24          10,328.59           10,224.84               9,999.16
05/31/97        11,170.38          10,810.65           10,643.55              10,093.68
06/30/97        11,634.76          11,105.44           10,996.36              10,213.49
07/31/97        12,546.87          11,679.62           11,622.71              10,488.91
08/31/97        12,037.98          11,434.21           11,254.29              10,399.44
09/30/97        12,720.58          11,807.12           11,702.88              10,552.82
10/31/97        12,293.30          11,569.15           11,489.79              10,705.91
11/30/97        12,763.99          11,779.66           11,700.84              10,755.21
12/31/97        13,019.66          11,883.65           11,885.69              10,863.50
01/31/98        13,087.14          11,864.99           11,970.16              11,002.96
02/28/98        14,023.33          12,340.71           12,445.40              10,994.68
03/31/98        14,718.34          12,713.94           12,825.95              11,032.46
04/30/98        14,863.05          12,770.23           12,915.79              11,090.04
05/31/98        14,496.27          12,629.49           12,785.20              11,195.24
06/30/98        14,986.43          12,636.36           13,020.97              11,290.19
07/31/98        14,714.32          12,190.35           12,868.43              11,314.20
08/31/98        12,460.29          10,995.22           11,759.80              11,498.34
09/30/98        13,310.26          11,175.52           12,267.37              11,767.58
10/31/98        14,320.59          11,791.57           12,726.32              11,705.36
11/30/98        15,196.46          12,398.00           13,192.14              11,771.79
12/31/98        16,162.32          12,916.45           13,678.83              11,807.19
01/31/99        16,711.39          13,380.51           13,897.56              11,891.46
02/28/99        16,119.46          13,080.80           13,563.51              11,683.87
03/31/99        16,710.93          13,679.84           13,898.31              11,748.62
04/30/99        17,465.22          13,883.43           14,353.55              11,785.84
05/31/99        17,133.29          13,592.58           14,132.22              11,682.61
06/30/99        17,999.13          14,253.44           14,522.95              11,645.39
07/31/99        17,453.36          13,990.57           14,251.33              11,595.81
08/31/99        17,254.90          13,961.36           14,101.80              11,589.91
09/30/99        16,813.89          13,737.56           13,921.13              11,724.46
10/31/99        17,868.56          14,363.33           14,324.21              11,767.72
11/30/99        18,368.63          14,676.21           14,478.33              11,766.88
12/31/99        19,540.70          15,357.76           14,906.73              11,710.14
01/31/00        18,774.68          14,955.15           14,532.25              11,671.79
02/29/00        18,948.69          14,925.70           14,497.24              11,812.95
03/31/00        20,433.11          15,759.95           15,350.82              11,968.57
04/30/00        19,713.04          15,306.57           15,069.50              11,934.30
05/31/00        19,159.36          15,040.46           14,927.71              11,928.82
06/30/00        19,726.63          15,375.82           15,165.97              12,177.00
07/31/00        19,377.95          15,191.21           15,124.64              12,287.53
08/31/00        20,815.07          15,785.51           15,799.75              12,465.62
09/30/00        19,872.61          15,254.29           15,467.24              12,544.00
10/31/00        19,589.66          15,097.03           15,453.56              12,627.00
11/30/00        17,784.04          14,394.60           14,892.61              12,833.47
12/31/00        18,082.91          14,667.13           15,262.75              13,071.53
01/31/01        18,701.50          15,752.41           15,586.68              13,285.30
02/28/01        16,992.78          15,383.63           14,981.65              13,401.03
03/31/01        15,885.09          15,131.28           14,497.84              13,468.31
04/30/01        17,159.00          15,767.49           15,106.28              13,412.41
05/31/01        17,296.81          16,149.22           15,240.82              13,493.31
06/30/01        16,977.88          16,001.99           15,007.30              13,544.29
07/31/01        16,698.07          16,226.16           14,996.44              13,847.11
08/31/01        15,712.28          15,895.24           14,569.66              14,005.67
09/30/01        14,326.06          14,883.31           13,869.50              14,168.88
10/31/01        14,659.37          15,183.99           14,101.63              14,465.37
11/30/01        15,788.48          16,086.00           14,663.06              14,265.93
12/31/01        16,011.02          16,275.03           14,768.81              14,175.34
01/31/02        15,810.25          16,128.10           14,639.27              14,290.09
02/28/02        15,486.94          15,822.94           14,539.80              14,428.57
03/31/02        16,165.97          16,275.47           14,857.71              14,188.54
04/30/02        15,317.84          16,014.06           14,501.16              14,463.69
05/31/02        15,140.36          16,139.08           14,494.40              14,586.58
06/30/02        14,050.49          15,230.54           13,876.05              14,712.71
07/31/02        12,933.43          14,486.75           13,164.86              14,890.24
08/31/02        12,994.53          14,635.50           13,299.92              15,141.65
09/30/02        11,629.19          13,981.90           12,505.87              15,386.87
10/31/02        12,555.18          14,442.21           13,027.16              15,316.79
11/30/02        13,314.91          15,075.13           13,555.65              15,312.72
12/31/02        12,562.15          14,630.36           13,190.26              15,629.01
01/31/03        12,254.77          14,361.16           12,992.67              15,642.36
02/28/03        12,053.15          14,302.64           12,895.23              15,858.79
03/31/03        12,179.90          14,348.60           12,947.85              15,846.57
04/30/03        13,174.49          15,042.51           13,648.54              15,977.33
05/31/03        13,969.75          15,701.13           14,252.20              16,275.23
06/30/03        14,158.28          15,881.75           14,360.27              16,242.93
07/31/03        14,483.06          15,964.47           14,393.55              15,696.85
08/31/03        14,804.01          16,188.99           14,636.54              15,801.07
09/30/03        14,643.29          16,180.86           14,655.11              16,219.33
10/31/03        15,529.50          16,809.58           15,138.62              16,068.06
11/30/03        15,743.39          16,987.53           15,272.65              16,106.55
12/31/03        16,463.50          17,466.74           15,819.88              16,270.45
01/31/04        16,806.94          17,657.24           16,056.11              16,401.36
02/29/04        17,033.36          17,895.37           16,274.94              16,578.89
03/31/04        16,831.17          17,759.90           16,197.30              16,703.04
04/30/04        16,483.16          17,437.42           15,856.91              16,268.49
05/31/04        16,722.71          17,556.86           15,926.92              16,203.32
06/30/04        17,055.07          17,901.22           16,175.93              16,294.89
07/31/04        16,410.13          17,457.88           15,871.40              16,456.41
08/31/04        16,477.71          17,481.84           15,967.95              16,770.32
09/30/04        16,731.00          17,688.15           16,205.17              16,815.83
10/31/04        17,005.80          17,844.47           16,380.41              16,956.84
11/30/04        17,796.33          18,361.52           16,821.65              16,821.59
12/31/04        18,430.44          18,873.91           17,241.56              16,976.36
01/31/05        17,939.55          18,617.37           17,019.45              17,082.97
02/28/05        18,334.46          18,812.83           17,260.23              16,982.12
03/31/05        18,024.35          18,583.97           17,022.59              16,894.90
04/30/05        17,632.74          18,399.97           16,818.04              17,123.56
05/31/05        18,300.87          18,902.91           17,203.69              17,308.81
06/30/05        18,428.72          18,996.99           17,327.32              17,403.20
07/31/05        19,184.76          19,440.50           17,712.36              17,244.77
08/31/05        19,001.87          19,514.42           17,763.59              17,465.84
09/30/05        19,168.11          19,526.05           17,834.01              17,285.92
10/31/05        18,809.12          19,130.08           17,554.00              17,149.12
11/30/05        19,542.25          19,587.92           17,980.17              17,224.96
12/31/05        19,558.33          19,695.63           18,137.66              17,388.73
01/31/06        20,211.80          20,034.54           18,570.62              17,389.71
02/28/06        20,247.73          19,982.40           18,547.38              17,447.44
03/31/06        20,597.72          20,048.57           18,727.99              17,276.22
04/30/06        20,821.19          20,166.58           18,932.19              17,244.90
05/31/06        20,154.57          19,628.97           18,556.81              17,226.51
06/30/06        20,190.24          19,664.23           18,545.71              17,263.02
07/31/06        20,171.33          19,611.44           18,632.27              17,496.45
08/31/06        20,664.78          19,875.39           18,990.61              17,764.29
09/30/06        21,127.36          20,288.39           19,264.37              17,920.34
10/31/06        21,887.89          20,686.46           19,713.16              18,038.88
11/30/06        22,364.13          21,004.93           20,092.90              18,248.15

                                         [END CHART]

         DATA FROM 11/30/96 THROUGH 11/30/06.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

         The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Balanced Strategy Fund to the following benchmarks:

         o The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

         o The Lipper Balanced Funds Index tracks the total return performance of the 30 largest funds within the Lipper Balanced Funds category.

         o The Lehman Brothers U.S. Aggregate Bond Index covers the U.S. investment-grade fixed-rate bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-backed securities that have remaining maturities of more than one year.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

---------------------------------------------------------
                  TOP 5 EQUITY HOLDINGS
                    (% of Net Assets)
---------------------------------------------------------

iShares MSCI EAFE Index Fund**                       8.8%

Exxon Mobil Corp.                                    1.6%

Microsoft Corp.                                      1.3%

Bank of America Corp.                                1.0%

Merrill Lynch & Co., Inc.                            1.0%
---------------------------------------------------------

---------------------------------------------------------
               TOP 5 FIXED-INCOME HOLDINGS
                    (% of Net Assets)
---------------------------------------------------------

Consumers Funding, LLC                               0.6%

Berkshire Hathaway Finance Corp.                     0.5%

First Union Corp.                                    0.4%

Oglethorpe Power Corp., Secured Series
   Facility Bonds                                    0.4%

Roadway Corp.                                        0.4%
---------------------------------------------------------

                  ASSET ALLOCATION
                      11/30/06

                         [PIE CHART OF ASSET ALLOCATION]

Equity Securities                             58.9%
Bonds                                         36.8%
Other*                                        11.6%

                     [END CHART]

          *INCLUDES MONEY MARKET INSTRUMENTS AND SHORT-TERM INVESTMENTS
           PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED.

         **PURSUANT TO A SECURITIES AND EXCHANGE COMMISSION (SEC) EXEMPTIVE
           ORDER AND A RELATED AGREEMENT WITH ISHARES TRUST (ISHARES), THE FUND MAY INVEST IN ISHARES IN AMOUNTS EXCEEDING LIMITS SET FORTH IN THE INVESTMENT COMPANY ACT OF 1940 THAT WOULD OTHERWISE BE APPLICABLE.

         PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

         YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 12-36.

 S H A R E H O L D E R
======================----------------------------------------------------------
                       Voting RESULTS

         On July 19, 2006, a meeting of shareholders was held to vote on a number of proposals relating to USAA mutual funds. Shareholders of record on May 26, 2006, were entitled to vote on each proposal shown below. All proposals were approved by the shareholders.

         The following proposals and voting results pertain to one or more series within USAA Investment Trust (the Trust). Votes shown for Proposal 1 are for the entire series of the Trust. Votes shown for Proposal 2 are for the USAA Balanced Strategy Fund.

PROPOSAL 1
--------------------------------------------------------------------------------

          Re-election of the Funds' Board of Trustees.

NUMBER OF SHARES VOTING
--------------------------------------------------------------------------------
      TRUSTEES                            FOR                   VOTES WITHHELD
--------------------------------------------------------------------------------
Richard A. Zucker                     326,660,678                 6,558,674
Barbara B. Dreeben                    326,423,871                 6,795,482
Robert L. Mason, Ph.D.                326,749,557                 6,469,795
Michael F. Reimherr                   326,757,132                 6,462,221
Christopher W. Claus                  326,747,028                 6,472,324

PROPOSAL 2
--------------------------------------------------------------------------------

         Approval of a reorganization plan for the Fund.

NUMBER OF SHARES VOTING
--------------------------------------------------------------------------------
    FOR                AGAINST             ABSTAIN              BROKER NON-VOTE*
--------------------------------------------------------------------------------
31,303,310             539,324             837,939                 1,403,492
--------------------------------------------------------------------------------

         *Broker "non-votes" (i.e., proxies from brokers or nominees indicating that such persons have not received instruction from the beneficial owner or other person entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) are treated the same as abstentions and, as a result, had the effect of an "against" vote on the outcome of the proposals.

12

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

                                                                                                  MARKET
    NUMBER                                                                                         VALUE
 OF SHARES    SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              EQUITY SECURITIES (58.9%)

              COMMON STOCKS (49.2%)

              CONSUMER DISCRETIONARY (6.5%)
              -----------------------------
              ADVERTISING (0.2%)
    13,900    Omnicom Group, Inc.                                                               $  1,420
                                                                                                --------
              APPAREL & ACCESSORIES & LUXURY GOODS (0.6%)
    41,300    Coach, Inc.*                                                                         1,785
    48,900    Jones Apparel Group, Inc.                                                            1,643
     7,200    Polo Ralph Lauren Corp.                                                                563
                                                                                                --------
                                                                                                   3,991
                                                                                                --------
              APPAREL RETAIL (0.8%)
    57,600    AnnTaylor Stores Corp.*                                                              1,987
     5,900    Gymboree Corp.*                                                                        235
   109,400    TJX Companies, Inc.                                                                  3,000
                                                                                                --------
                                                                                                   5,222
                                                                                                --------
              AUTO PARTS & EQUIPMENT (0.2%)
    27,100    Autoliv, Inc.                                                                        1,588
                                                                                                --------
              AUTOMOTIVE RETAIL (0.0%)(q)
     3,400    Pantry, Inc.*                                                                          167
                                                                                                --------
              BROADCASTING & CABLE TV (0.8%)
    62,500    Cablevision Systems Corp.                                                            1,736
     3,100    Comcast Corp. "A"*                                                                     125
   129,300    DIRECTV Group, Inc.*                                                                 2,942
                                                                                                --------
                                                                                                   4,803
                                                                                                --------
              DEPARTMENT STORES (0.7%)
    51,800    Federated Department Stores, Inc.                                                    2,180
    30,900    Kohl's Corp.*                                                                        2,151
                                                                                                --------
                                                                                                   4,331
                                                                                                --------
              GENERAL MERCHANDISE STORES (0.4%)
    87,100    Dollar Tree Stores, Inc.*                                                            2,614
                                                                                                --------
              HOUSEHOLD APPLIANCES (0.2%)
    23,500    Snap-On, Inc.                                                                        1,116
                                                                                                --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

                                                                                                  MARKET
    NUMBER                                                                                         VALUE
 OF SHARES    SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              HOUSEWARES & SPECIALTIES (0.1%)
    21,100    Newell Rubbermaid, Inc.                                                           $    601
                                                                                                --------
              INTERNET RETAIL (0.1%)
    10,400    Amazon.com, Inc.*                                                                      419
                                                                                                --------
              LEISURE PRODUCTS (0.0%)(q)
     8,700    Mattel, Inc.                                                                           191
                                                                                                --------
              MOVIES & ENTERTAINMENT (0.6%)
   123,800    Walt Disney Co.                                                                      4,092
                                                                                                --------
              PUBLISHING (0.3%)
    22,800    McGraw-Hill Companies, Inc.                                                          1,520
     5,600    R.H. Donnelley Corp.                                                                   347
                                                                                                --------
                                                                                                   1,867
                                                                                                --------
              RESTAURANTS (1.1%)
    42,600    Darden Restaurants, Inc.                                                             1,710
    75,100    Starbucks Corp.*                                                                     2,650
    51,800    Wendy's International, Inc.                                                          1,687
    12,400    Yum! Brands, Inc.                                                                      759
                                                                                                --------
                                                                                                   6,806
                                                                                                --------
              SPECIALTY STORES (0.4%)
    61,300    Office Depot, Inc.*                                                                  2,321
                                                                                                --------
              Total Consumer Discretionary                                                        41,549
                                                                                                --------
              CONSUMER STAPLES (3.3%)
              -----------------------
              BREWERS (0.5%)
    63,300    Anheuser-Busch Companies, Inc.                                                       3,007
                                                                                                --------
              DRUG RETAIL (0.4%)
    56,100    Walgreen Co.                                                                         2,271
                                                                                                --------
              FOOD DISTRIBUTORS (0.1%)
    19,100    Andersons, Inc.                                                                        787
                                                                                                --------

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

                                                                                                  MARKET
    NUMBER                                                                                         VALUE
 OF SHARES    SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              HOUSEHOLD PRODUCTS (0.6%)
     7,600    Colgate-Palmolive Co.                                                             $    494
    44,800    Kimberly-Clark Corp.                                                                 2,978
     8,700    Procter & Gamble Co.                                                                   546
                                                                                                --------
                                                                                                   4,018
                                                                                                --------
              HYPERMARKETS & SUPER CENTERS (0.1%)
    20,900    WAL-Mart Stores, Inc.                                                                  963
                                                                                                --------
              PACKAGED FOODS & MEAT (0.6%)
    37,700    Campbell Soup Co.                                                                    1,435
    45,300    General Mills, Inc.                                                                  2,535
     4,100    McCormick & Co., Inc.                                                                  159
                                                                                                --------
                                                                                                   4,129
                                                                                                --------
              PERSONAL PRODUCTS (0.2%)
    38,400    Estee Lauder Companies, Inc. "A"                                                     1,586
                                                                                                --------
              SOFT DRINKS (0.7%)
    68,300    PepsiCo, Inc.                                                                        4,233
                                                                                                --------
              TOBACCO (0.1%)
     5,700    Loews Corp. - Carolina Group                                                           356
                                                                                                --------
              Total Consumer Staples                                                              21,350
                                                                                                --------
              ENERGY (4.7%)
              -------------
              INTEGRATED OIL & GAS (2.6%)
    69,400    Chevron Corp.                                                                        5,019
    10,500    ConocoPhillips                                                                         707
   131,200    Exxon Mobil Corp.(b)                                                                10,077
     8,000    Marathon Oil Corp.                                                                     755
                                                                                                --------
                                                                                                  16,558
                                                                                                --------
              OIL & GAS DRILLING (0.1%)
    13,500    Unit Corp.*                                                                            689
                                                                                                --------
              OIL & GAS EQUIPMENT & SERVICES (0.3%)
     3,000    Seacor Holdings, Inc.*                                                                 283
    50,700    Superior Energy Services, Inc.*                                                      1,651
                                                                                                --------
                                                                                                   1,934
                                                                                                --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

                                                                                                  MARKET
    NUMBER                                                                                         VALUE
 OF SHARES    SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              OIL & GAS EXPLORATION & PRODUCTION (1.2%)
    16,700    Anadarko Petroleum Corp.                                                          $    824
    23,400    Apache Corp.                                                                         1,637
    12,300    Cabot Oil & Gas Corp. "A"                                                              764
     6,500    Cimarex Energy Co.                                                                     245
    56,400    Denbury Resources, Inc.*                                                             1,655
    19,000    Devon Energy Corp.                                                                   1,394
     5,400    Penn Virginia Corp.                                                                    407
     7,500    Swift Energy Co.*                                                                      383
    19,700    W&T Offshore, Inc.                                                                     683
                                                                                                --------
                                                                                                   7,992
                                                                                                --------
              OIL & GAS REFINING & MARKETING (0.4%)
    12,400    Sunoco, Inc.                                                                           845
    33,500    Valero Energy Corp.                                                                  1,845
                                                                                                --------
                                                                                                   2,690
                                                                                                --------
              OIL & GAS STORAGE & TRANSPORTATION (0.1%)
    24,800    Williams Companies, Inc.                                                               688
                                                                                                --------
              Total Energy                                                                        30,551
                                                                                                --------
              FINANCIALS (9.1%)
              -----------------
              ASSET MANAGEMENT & CUSTODY BANKS (0.6%)
    56,000    Bank of New York Co., Inc.                                                           1,990
    31,100    Northern Trust Corp.                                                                 1,772
                                                                                                --------
                                                                                                   3,762
                                                                                                --------
              CONSUMER FINANCE (0.2%)
     4,900    First Marblehead Corp.                                                                 367
    25,700    SLM Corp.                                                                            1,178
                                                                                                --------
                                                                                                   1,545
                                                                                                --------
              DIVERSIFIED BANKS (1.0%)
    15,400    Wachovia Corp.                                                                         834
   155,100    Wells Fargo & Co.                                                                    5,466
                                                                                                --------
                                                                                                   6,300
                                                                                                --------
              INVESTMENT BANKING & BROKERAGE (1.7%)
    10,800    Goldman Sachs Group, Inc.                                                            2,104
    76,900    Merrill Lynch & Co., Inc.                                                            6,723
    28,300    Morgan Stanley                                                                       2,155
                                                                                                --------
                                                                                                  10,982
                                                                                                --------

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

                                                                                                  MARKET
    NUMBER                                                                                         VALUE
 OF SHARES    SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              LIFE & HEALTH INSURANCE (0.2%)
    18,000    MetLife, Inc.                                                                     $  1,057
     4,600    Protective Life Corp.                                                                  217
                                                                                                --------
                                                                                                   1,274
                                                                                                --------
              MULTI-LINE INSURANCE (0.7%)
     7,800    American Financial Group, Inc.                                                         407
    10,200    American International Group, Inc.                                                     717
    46,000    HCC Insurance Holdings, Inc.                                                         1,389
    54,900    Loews Corp.                                                                          2,192
                                                                                                --------
                                                                                                   4,705
                                                                                                --------
              OTHER DIVERSIFIED FINANCIAL SERVICES (2.5%)
   120,000    Bank of America Corp.                                                                6,462
    90,500    Citigroup, Inc.                                                                      4,488
   116,100    JPMorgan Chase & Co.                                                                 5,373
                                                                                                --------
                                                                                                  16,323
                                                                                                --------
              PROPERTY & CASUALTY INSURANCE (0.6%)
    11,300    Allstate Corp.                                                                         717
     9,000    Ambac Financial Group, Inc.                                                            771
    63,400    W.R. Berkley Corp.                                                                   2,226
                                                                                                --------
                                                                                                   3,714
                                                                                                --------
              REGIONAL BANKS (0.4%)
     5,800    Cullen/Frost Bankers, Inc.                                                             316
    11,400    KeyCorp                                                                                412
    53,300    Regions Financial Corp.                                                              1,953
                                                                                                --------
                                                                                                   2,681
                                                                                                --------
              REINSURANCE (0.1%)
     6,900    Reinsurance Group of America, Inc.                                                     381
                                                                                                --------
              REITs - DIVERSIFIED (0.1%)
     3,700    Vornado Realty Trust                                                                   467
                                                                                                --------
              REITs - INDUSTRIAL (0.1%)
       900    AMB Property Corp.                                                                      55
     9,200    ProLogis                                                                               600
                                                                                                --------
                                                                                                     655
                                                                                                --------
              REITs - MORTGAGE (0.0%)(q)
     3,900    iStar Financial, Inc.                                                                  182
                                                                                                --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

                                                                                                  MARKET
    NUMBER                                                                                         VALUE
 OF SHARES    SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              REITs - OFFICE (0.1%)
     2,400    Boston Properties, Inc.                                                           $    281
                                                                                                --------
              REITs - RESIDENTIAL (0.2%)
     4,900    Apartment Investment and Management Co. "A"                                            282
     4,400    Archstone-Smith Trust                                                                  264
     2,100    AvalonBay Communities, Inc.                                                            279
     1,500    Camden Property Trust                                                                  120
     8,300    Equity Residential Properties Trust                                                    442
                                                                                                --------
                                                                                                   1,387
                                                                                                --------
              REITs - RETAIL (0.3%)
       500    Federal Realty Investment Trust                                                         43
     4,300    Kimco Realty Corp.                                                                     199
     2,700    Regency Centers Corp.                                                                  213
    11,600    Simon Property Group, Inc.                                                           1,183
    10,900    Weingarten Realty Investors                                                            520
                                                                                                --------
                                                                                                   2,158
                                                                                                --------
              REITs - SPECIALIZED (0.2%)
    10,500    Host Marriott Corp.                                                                    265
     8,600    Public Storage, Inc.                                                                   828
                                                                                                --------
                                                                                                   1,093
                                                                                                --------
              THRIFTS & MORTGAGE FINANCE (0.1%)
    12,400    Freddie Mac(c),(+)                                                                     833
                                                                                                --------
              Total Financials                                                                    58,723
                                                                                                --------
              HEALTH CARE (7.2%)
              ------------------
              BIOTECHNOLOGY (0.6%)
    16,600    Alkermes, Inc.*                                                                        252
    13,600    Amgen, Inc.*                                                                           966
    18,200    Cubist Pharmaceuticals, Inc.*                                                          370
    15,200    Digene Corp.*                                                                          777
    17,600    Gilead Sciences, Inc.*                                                               1,160
     6,700    OSI Pharmaceuticals, Inc.*                                                             246
                                                                                                --------
                                                                                                   3,771
                                                                                                --------
              HEALTH CARE DISTRIBUTORS (0.8%)
    19,700    AmerisourceBergen Corp.                                                                906
    92,500    McKesson Corp.                                                                       4,569
                                                                                                --------
                                                                                                   5,475
                                                                                                --------

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

                                                                                                  MARKET
    NUMBER                                                                                         VALUE
 OF SHARES    SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              HEALTH CARE EQUIPMENT (1.1%)
    63,900    Baxter International, Inc.                                                        $  2,859
    29,200    Becton, Dickinson & Co.                                                              2,094
    23,100    Hillenbrand Industries, Inc.                                                         1,337
    10,100    IDEXX Laboratories, Inc.*                                                              855
                                                                                                --------
                                                                                                   7,145
                                                                                                --------
              HEALTH CARE FACILITIES (0.2%)
    18,200    Universal Health Services, Inc. "B"                                                  1,005
                                                                                                --------
              HEALTH CARE SERVICES (0.1%)
     6,100    CorVel Corp.*                                                                          349
                                                                                                --------
              LIFE SCIENCES TOOLS & SERVICES (0.1%)
    11,800    Pharmaceutical Product Development, Inc.                                               373
     3,300    Pharmanet Development Group, Inc.*                                                      75
                                                                                                --------
                                                                                                     448
                                                                                                --------
              MANAGED HEALTH CARE (0.8%)
    33,500    Humana, Inc.*                                                                        1,812
    37,200    Sierra Health Services, Inc.*                                                        1,304
    46,300    UnitedHealth Group, Inc.                                                             2,272
                                                                                                --------
                                                                                                   5,388
                                                                                                --------
              PHARMACEUTICALS (3.5%)
   116,900    Abbott Laboratories                                                                  5,454
    30,200    Endo Pharmaceuticals Holdings, Inc.*                                                   819
    82,500    Johnson & Johnson                                                                    5,438
    64,300    Merck & Co., Inc.                                                                    2,862
    38,200    Mylan Laboratories, Inc.                                                               775
       800    Noven Pharmaceuticals, Inc.*                                                            19
    14,500    Pain Therapeutics, Inc.*                                                               124
   169,000    Pfizer, Inc.                                                                         4,646
   106,900    Schering-Plough Corp.                                                                2,353
                                                                                                --------
                                                                                                  22,490
                                                                                                --------
              Total Health Care                                                                   46,071
                                                                                                --------
              INDUSTRIALS (6.0%)
              ------------------
              AEROSPACE & DEFENSE (2.1%)
    48,800    Boeing Co.                                                                           4,320
    33,800    Lockheed Martin Corp.                                                                3,057

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

                                                                                                  MARKET
    NUMBER                                                                                         VALUE
 OF SHARES    SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
    24,900    Northrop Grumman Corp.                                                            $  1,667
    80,900    Raytheon Co.                                                                         4,129
                                                                                                --------
                                                                                                  13,173
                                                                                                --------
              AIRLINES (0.4%)
    41,300    AMR Corp.*                                                                           1,320
    33,500    Continental Airlines, Inc.*                                                          1,361
                                                                                                --------
                                                                                                   2,681
                                                                                                --------
              COMMERCIAL PRINTING (0.0%)(q)
     8,590    Idearc, Inc.*                                                                          237
                                                                                                --------
              CONSTRUCTION & ENGINEERING (0.1%)
    16,900    Granite Construction, Inc.                                                             872
                                                                                                --------
              CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (1.2%)
    13,000    Agco Corp.*                                                                            406
    36,200    Caterpillar, Inc.                                                                    2,246
    27,200    Cummins, Inc.                                                                        3,262
    21,900    PACCAR, Inc.                                                                         1,430
     8,400    Toro Co.                                                                               377
                                                                                                --------
                                                                                                   7,721
                                                                                                --------
              DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES (0.5%)
    41,000    Dun & Bradstreet Corp.*                                                              3,371
                                                                                                --------
              ENVIRONMENTAL & FACILITIES SERVICES (0.2%)
    31,700    Waste Management, Inc.                                                               1,161
                                                                                                --------
              INDUSTRIAL CONGLOMERATES (0.6%)
     5,400    Carlisle Companies, Inc.                                                               442
    94,900    General Electric Co.                                                                 3,348
                                                                                                --------
                                                                                                   3,790
                                                                                                --------
              INDUSTRIAL MACHINERY (0.4%)
    27,600    Parker-Hannifin Corp.                                                                2,304
                                                                                                --------
              RAILROADS (0.2%)
    16,400    Union Pacific Corp.                                                                  1,484
                                                                                                --------

20

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

                                                                                                  MARKET
    NUMBER                                                                                         VALUE
 OF SHARES    SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              TRUCKING (0.3%)
     3,600    Laidlaw International, Inc.                                                       $    105
    29,700    Ryder System, Inc.                                                                   1,549
                                                                                                --------
                                                                                                   1,654
                                                                                                --------
              Total Industrials                                                                   38,448
                                                                                                --------
              INFORMATION TECHNOLOGY (7.4%)
              -----------------------------
              APPLICATION SOFTWARE (0.4%)
   116,200    BEA Systems, Inc.*                                                                   1,600
    17,700    FactSet Research Systems, Inc.                                                         936
                                                                                                --------
                                                                                                   2,536
                                                                                                --------
              COMMUNICATIONS EQUIPMENT (0.9%)
    68,200    Cisco Systems, Inc.*                                                                 1,833
   112,900    Corning, Inc.*                                                                       2,434
    32,600    QUALCOMM, Inc.                                                                       1,193
    14,200    Redback Networks, Inc.*                                                                209
                                                                                                --------
                                                                                                   5,669
                                                                                                --------
              COMPUTER HARDWARE (0.7%)
     5,200    Apple Computer, Inc.*                                                                  477
    97,100    Hewlett-Packard Co.                                                                  3,831
     5,600    International Business Machines Corp.                                                  515
                                                                                                --------
                                                                                                   4,823
                                                                                                --------
              COMPUTER STORAGE & PERIPHERALS (0.6%)
    52,800    EMC Corp.*                                                                             692
    47,600    Lexmark International, Inc. "A"*                                                     3,284
                                                                                                --------
                                                                                                   3,976
                                                                                                --------
              DATA PROCESSING & OUTSOURCED SERVICES (0.1%)
     3,800    Convergys Corp.*                                                                        92
    11,700    CSG Systems International, Inc.*                                                       324
                                                                                                --------
                                                                                                     416
                                                                                                --------
              ELECTRONIC EQUIPMENT MANUFACTURERS (0.1%)
    39,100    Vishay Intertechnology, Inc.*                                                          512
                                                                                                --------
              INTERNET SOFTWARE & SERVICES (0.7%)
    37,100    eBay, Inc.*                                                                          1,200
     5,500    Google, Inc. "A"*                                                                    2,667
    30,100    Yahoo!, Inc.*                                                                          813
                                                                                                --------
                                                                                                   4,680
                                                                                                --------

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                   of INVESTMENTS
                   (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

                                                                                                  MARKET
    NUMBER                                                                                         VALUE
 OF SHARES    SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              IT CONSULTING & OTHER SERVICES (0.1%)
    30,500    Acxiom Corp.                                                                      $    760
                                                                                                --------
              SEMICONDUCTOR EQUIPMENT (0.4%)
    22,800    Lam Research Corp.*                                                                  1,199
    17,000    MEMC Electronic Materials, Inc.*                                                       677
    33,100    Novellus Systems, Inc.*                                                              1,033
                                                                                                --------
                                                                                                   2,909
                                                                                                --------
              SEMICONDUCTORS (2.1%)
    47,700    Advanced Micro Devices, Inc.*                                                        1,029
    60,200    Altera Corp.*                                                                        1,197
    62,600    Fairchild Semiconductor International, Inc.*                                         1,022
   205,500    Intel Corp.                                                                          4,387
    23,900    Microchip Technology, Inc.                                                             815
   126,400    Micron Technology, Inc.*                                                             1,846
    62,800    National Semiconductor Corp.                                                         1,519
    47,000    OmniVision Technologies, Inc.*(d)                                                      766
    24,500    Texas Instruments, Inc.                                                                724
                                                                                                --------
                                                                                                  13,305
                                                                                                --------
              SYSTEMS SOFTWARE (1.3%)
   278,500    Microsoft Corp.(b)                                                                   8,168
     2,200    Symantec Corp.*                                                                         47
                                                                                                --------
                                                                                                   8,215
                                                                                                --------
              Total Information Technology                                                        47,801
                                                                                                --------
              MATERIALS (1.5%)
              ----------------
              COMMODITY CHEMICALS (0.3%)
    30,800    Celanese Corp.                                                                         678
    59,400    Lyondell Chemical Co.                                                                1,467
                                                                                                --------
                                                                                                   2,145
                                                                                                --------
              DIVERSIFIED CHEMICALS (0.0%)(q)
     3,900    Cabot Corp.                                                                            160
       900    FMC Corp.                                                                               64
                                                                                                --------
                                                                                                     224
                                                                                                --------
              INDUSTRIAL GASES (0.4%)
    34,700    Praxair, Inc.                                                                        2,165
                                                                                                --------

22

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                   of INVESTMENTS
                   (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

                                                                                                  MARKET
    NUMBER                                                                                         VALUE
 OF SHARES    SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              PAPER PRODUCTS (0.1%)
    23,300    International Paper Co.                                                           $    771
                                                                                                --------
              STEEL (0.7%)
    11,100    Carpenter Technology Corp.                                                           1,186
    26,600    Nucor Corp.                                                                          1,592
    17,900    United States Steel Corp.                                                            1,339
                                                                                                --------
                                                                                                   4,117
                                                                                                --------
              Total Materials                                                                      9,422
                                                                                                --------
              TELECOMMUNICATION SERVICES (1.7%)
              ---------------------------------
              ALTERNATIVE CARRIERS (0.0%)(q)
     6,700    Time Warner Telecom, Inc.*                                                             122
                                                                                                --------
              INTEGRATED TELECOMMUNICATION SERVICES (1.7%)
    24,100    Alaska Communications Systems Group, Inc.                                              364
   143,100    AT&T, Inc.                                                                           4,852
   132,600    Citizens Communications Co.                                                          1,879
   105,400    Verizon Communications, Inc.                                                         3,683
                                                                                                --------
                                                                                                  10,778
                                                                                                --------
              Total Telecommunication Services                                                    10,900
                                                                                                --------
              UTILITIES (1.8%)
              ----------------
              ELECTRIC UTILITIES (1.1%)
     6,100    Edison International                                                                   281
     8,300    Entergy Corp.                                                                          758
    40,100    Exelon Corp.                                                                         2,435
    30,800    FirstEnergy Corp.                                                                    1,843
    19,300    Pepco Holdings, Inc.                                                                   495
    37,000    Southern Co.                                                                         1,341
                                                                                                --------
                                                                                                   7,153
                                                                                                --------
              INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.2%)
    23,500    TXU Corp.                                                                            1,349
                                                                                                --------
              MULTI-UTILITIES (0.5%)
    19,100    Ameren Corp.                                                                         1,045
    31,500    Duke Energy Corp.                                                                      999

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

                                                                                                  MARKET
    NUMBER                                                                                         VALUE
 OF SHARES    SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
     8,000    PG&E Corp.                                                                        $    367
     4,900    Puget Energy, Inc.                                                                     122
    24,600    TECO Energy, Inc.                                                                      418
                                                                                                --------
                                                                                                   2,951
                                                                                                --------
              Total Utilities                                                                     11,453
                                                                                                --------
              Total Common Stocks (cost: $303,781)                                               316,268
                                                                                                --------

 PRINCIPAL
    AMOUNT
   $(000)/
    SHARES
----------
              PREFERRED SECURITIES (0.9%)

              FINANCIALS (0.9%)
              -----------------
              PROPERTY & CASUALTY INSURANCE (0.1%)
     7,500    Axis Capital Holdings Ltd., Series B, 7.50%, perpetual                                 787
                                                                                                --------
              REGIONAL BANKS (0.4%)
    $2,000    Farm Credit Bank of Texas, Series 1, 7.56%, perpetual(e)                             2,174
                                                                                                --------
              REINSURANCE (0.4%)
    25,000    Endurance Specialty Holdings Ltd., 7.75%, Series A                                     645
    $2,000    Swiss Re Capital I L.P., 6.85%, perpetual(e),(f)                                     2,133
                                                                                                --------
                                                                                                   2,778
                                                                                                --------
              Total Financials                                                                     5,739
                                                                                                --------
              Total Preferred Securities (cost: $5,549)                                            5,739
                                                                                                --------

    NUMBER
 OF SHARES
----------
              EXCHANGE-TRADED FUNDS (8.8%)

   780,000    iShares MSCI EAFE Index Fund(d) (cost: $51,610)                                     56,511
                                                                                                --------
              Total Equity Securities (cost: $360,940)                                           378,518
                                                                                                --------

24

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                   of INVESTMENTS
                   (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

 PRINCIPAL                                                                                        MARKET
    AMOUNT                                                           COUPON                        VALUE
     (000)    SECURITY                                                 RATE       MATURITY         (000)
--------------------------------------------------------------------------------------------------------
              BONDS (36.8%)

              CORPORATE OBLIGATIONS (23.4%)

              CONSUMER DISCRETIONARY (2.2%)
              -----------------------------
              APPAREL & ACCESSORIES & LUXURY GOODS (0.3%)
              Kellwood Co.,
  $  1,000       Debentures                                            7.63%    10/15/2017      $    935
     1,000       Senior Notes                                          7.88      7/15/2009         1,025
                                                                                                --------
                                                                                                   1,960
                                                                                                --------
              BROADCASTING & CABLE TV (0.6%)
              Cox Enterprises, Inc.,
     1,000       Notes(f)                                              8.00      2/15/2007         1,004
     1,000       Notes(f)                                              7.38      6/15/2009         1,044
     1,000    Liberty Media Corp., Senior Notes(d)                     5.70      5/15/2013           957
     1,000    Univision Communications, Inc., Senior Notes             3.50     10/15/2007           977
                                                                                                --------
                                                                                                   3,982
                                                                                                --------
              HOTELS, RESORTS, & CRUISE LINES (0.2%)
     1,000    Royal Caribbean Cruises Ltd., Senior Notes               7.25      6/15/2016         1,028
                                                                                                --------
              HOUSEHOLD APPLIANCES (0.4%)
     2,500    Stanley Works Capital Trust I, Bonds(e)                  5.90     12/01/2045         2,371
                                                                                                --------
              HOUSEWARES & SPECIALTIES (0.2%)
     1,380    Newell Rubbermaid, Inc., MTN, Series A(e)                6.35      7/15/2028         1,400
                                                                                                --------
              PUBLISHING (0.5%)
     1,000    Knight-Ridder, Inc., Notes                               5.75      9/01/2017           955
     2,500    Scholastic Corp., Notes                                  5.00      4/15/2013         2,228
                                                                                                --------
                                                                                                   3,183
                                                                                                --------
              Total Consumer Discretionary                                                        13,924
                                                                                                --------
              CONSUMER STAPLES (0.4%)
              -----------------------
              DRUG RETAIL (0.1%)
     1,000    CVS Corp., Lease Pass-Through Certificates(f),(g)        6.04     12/10/2028         1,020
                                                                                                --------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

 PRINCIPAL                                                                                        MARKET
    AMOUNT                                                           COUPON                        VALUE
     (000)    SECURITY                                                 RATE       MATURITY         (000)
--------------------------------------------------------------------------------------------------------
              TOBACCO (0.3%)
              Universal Corp.,
  $  1,000       MTN, Series B                                         7.88%     2/15/2008      $  1,022
     1,000       MTN, Series C(d)                                      5.20     10/15/2013           939
                                                                                                --------
                                                                                                   1,961
                                                                                                --------
              Total Consumer Staples                                                               2,981
                                                                                                --------
              ENERGY (1.6%)
              -------------
              INTEGRATED OIL & GAS (0.3%)
     1,863    Merey Sweeny, LP, Senior Notes(f)                        8.85     12/18/2019         2,226
                                                                                                --------
              OIL & GAS EQUIPMENT & SERVICES (0.3%)
     1,881    Seacor Holdings, Inc., Senior Notes                      5.88     10/01/2012         1,835
                                                                                                --------
              OIL & GAS EXPLORATION & PRODUCTION (0.5%)
     1,000    Sabine Pass LNG, LP, Notes(f)                            7.25     11/30/2013         1,001
              Southwestern Energy Co.,
     1,000       MTN                                                   7.63      5/01/2027(h)      1,046
     1,000       MTN                                                   7.35     10/02/2017         1,042
                                                                                                --------
                                                                                                   3,089
                                                                                                --------
              OIL & GAS REFINING & MARKETING (0.2%)
     1,000    Premcor Refining Group, Inc., Senior Notes               7.50      6/15/2015         1,050
                                                                                                --------
              OIL & GAS STORAGE & TRANSPORTATION (0.3%)
     2,000    Kinder Morgan Finance Co., Guaranteed Notes              5.70      1/05/2016         1,867
                                                                                                --------
              Total Energy                                                                        10,067
                                                                                                --------
              FINANCIALS (11.8%)
              ------------------
              CONSUMER FINANCE (1.4%)
     2,000    American Express Co., Subordinated Debentures(e)         6.80      9/01/2066         2,160
              Ford Motor Credit Co.,
     1,000       Notes                                                 7.00     10/01/2013           960
     1,000       Senior Notes                                          4.95      1/15/2008           982
     1,000    General Motors Acceptance Corp., Notes                   6.13      8/28/2007         1,000
     2,000    Household Finance Corp., Notes(i)                        6.38     10/15/2011         2,112

26

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

 PRINCIPAL                                                                                        MARKET
    AMOUNT                                                           COUPON                        VALUE
     (000)    SECURITY                                                 RATE       MATURITY         (000)
--------------------------------------------------------------------------------------------------------
  $  1,000    HSBC Finance Corp., Notes                                5.50%     1/19/2016      $  1,019
     1,000    Nelnet, Inc., Notes(e)                                   7.40      9/29/2036         1,023
                                                                                                --------
                                                                                                   9,256
                                                                                                --------
              DIVERSIFIED BANKS (0.8%)
     1,000    Emigrant Bancorp, Inc., Senior Notes(f)                  6.25      6/15/2014         1,015
     2,050    First Union Corp., Bonds                                 7.57      8/01/2026(h)      2,510
     1,000    Lloyds TSB Group plc, Bonds(e),(f)                       6.27     12/31/2049         1,016
       545    U.S. Central Credit Union, Senior Notes                  2.70      9/30/2009           525
                                                                                                --------
                                                                                                   5,066
                                                                                                --------
              LIFE & HEALTH INSURANCE (1.0%)
     1,000    Great-West Life & Annuity Insurance Co., Bonds(e),(f)    7.15      5/16/2046         1,071
     1,000    Lincoln National Corp., Bonds(e)                         7.00      5/17/2066         1,075
     2,000    Phoenix Companies, Inc., Senior Notes                    6.68      2/16/2008         2,009
     2,000    Prudential Holdings, LLC, Bonds(f)                       8.70     12/18/2023         2,502
                                                                                                --------
                                                                                                   6,657
                                                                                                --------
              MULTI-LINE INSURANCE (1.5%)
              American General Finance Corp.,
     1,000       MTN, Series I                                         4.88      7/15/2012           983
     1,000       MTN                                                   5.40     12/01/2015         1,006
     1,000    ASIF Global Financing XIX, Senior Notes(f)               4.90      1/17/2013           989
     1,000    Genworth Financial, Inc., Junior Subordinated
                 Notes(e)                                              6.15     11/15/2066         1,019
     2,000    ILFC E-Capital Trust II, Bonds(e),(f)                    6.25     12/21/2065         2,062
     2,000    Oil Casualty Insurance Ltd., Subordinated
                 Debentures(f)                                         8.00      9/15/2034         2,053
     1,500    Oil Insurance Ltd., Notes(e),(f)                         7.56     12/29/2049         1,572
                                                                                                --------
                                                                                                   9,684
                                                                                                --------
              MULTI-SECTOR HOLDINGS (0.3%)
     2,000    Leucadia National Corp., Senior Notes                    7.00      8/15/2013         2,020
                                                                                                --------

              OTHER DIVERSIFIED FINANCIAL SERVICES (0.3%)
     1,000    Bank of America Corp., Subordinated Notes                9.38      9/15/2009         1,113
     1,000    ZFS Finance USA Trust II, Bonds(e),(f)                   6.45     12/15/2065         1,030
                                                                                                --------
                                                                                                   2,143
                                                                                                --------
              PROPERTY & CASUALTY INSURANCE (2.3%)
     1,000    21st Century Insurance Group, Senior Notes               5.90     12/15/2013         1,005
     1,000    ACE INA Holdings, Inc., Senior Notes                     5.88      6/15/2014         1,035

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

 PRINCIPAL                                                                                        MARKET
    AMOUNT                                                           COUPON                        VALUE
     (000)    SECURITY                                                 RATE       MATURITY         (000)
--------------------------------------------------------------------------------------------------------
  $  3,185    Berkshire Hathaway Finance Corp., Senior Notes           4.85%     1/15/2015      $  3,142
              Fidelity National Title Group, Inc.,
     1,000       Notes                                                 7.30      8/15/2011         1,062
     1,000       Notes                                                 5.25      3/15/2013           962
     1,500    Fund American Companies, Inc., Notes                     5.88      5/15/2013         1,513
              Markel Corp.,
     1,000       Notes                                                 7.20      8/15/2007         1,010
       500       Senior Notes                                          6.80      2/15/2013           527
     1,500    Ohio Casualty Corp., Notes                               7.30      6/15/2014         1,628
     1,000    RLI Corp., Senior Notes                                  5.95      1/15/2014           995
     1,000    St. Paul Travelers Companies, Inc., Senior Notes         5.50     12/01/2015         1,015
     1,000    W.R. Berkley Corp., Senior Notes                         5.60      5/15/2015           998
                                                                                                --------
                                                                                                  14,892
                                                                                                --------
              REGIONAL BANKS (1.8%)
     1,000    Bank of Hawaii, Notes                                    6.88      3/01/2009         1,030
     1,000    First Republic Bank Corp., Subordinated Notes            7.75      9/15/2012         1,085
     2,000    Fulton Capital Trust I, Notes                            6.29      2/01/2036         2,001
     1,000    Imperial Bank, Subordinated Capital Notes                8.50      4/01/2009         1,070
     2,000    PNC Financial Services, Trust Preferred Securities,
                 Series C                                              8.88      3/15/2027         2,106
     1,000    PNC Preferred Funding Trust, Bonds(e),(f),(g),(j)        6.52     12/31/2049         1,000
     1,500    Popular North America Capital Trust I, Bonds             6.56      9/15/2034         1,501
     1,000    TCF National Bank, Subordinated Notes                    5.50      2/01/2016         1,006
     1,000    Union Planters Bank, N.A., Subordinated Notes            6.50      3/15/2018(k)      1,017
                                                                                                --------
                                                                                                  11,816
                                                                                                --------
              REITs - OFFICE (0.2%)
     1,000    Arden Realty, LP, Notes                                  5.25      3/01/2015         1,012
                                                                                                --------
              REITs - RESIDENTIAL (0.2%)
     1,000    Post Apartment Homes, LP, Senior Notes                   5.45      6/01/2012           988
                                                                                                --------
              REITs - RETAIL (0.7%)
     2,000    Pan Pacific Retail Properties, Inc., Notes               7.95      4/15/2011         2,206
     2,000    Tanger Factory Outlets, Senior Notes                     6.15     11/15/2015         2,060
                                                                                                --------
                                                                                                   4,266
                                                                                                --------
              REITs - SPECIALIZED (0.3%)
     1,000    Hospitality Properties Trust, Senior Notes               5.13      2/15/2015           966
     1,000    Nationwide Health Properties, Inc., Notes                6.00      5/20/2015         1,005
                                                                                                --------
                                                                                                   1,971
                                                                                                --------

28

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

 PRINCIPAL                                                                                        MARKET
    AMOUNT                                                           COUPON                        VALUE
     (000)    SECURITY                                                 RATE       MATURITY         (000)
--------------------------------------------------------------------------------------------------------
              SPECIALIZED FINANCE (0.2%)
  $  1,000    Financial Security Assurance Holdings Ltd.,
                 Junior Subordinated Notes(e),(f)                      6.40%    12/15/2066      $  1,015
                                                                                                --------
              THRIFTS & MORTGAGE FINANCE (0.8%)
     1,000    Independence Community Bank Corp., Notes(e)              3.50      6/20/2013           975
     2,000    Roslyn Bancorp, Inc., Senior Notes                       7.50     12/01/2008         2,077
     1,000    Washington Mutual Preferred Funding, Bonds(e),(f)        6.53      3/29/2049           995
     1,000    World Savings Bank Federal Savings Bank, Notes           4.13     12/15/2009           977
                                                                                                --------
                                                                                                   5,024
                                                                                                --------
              Total Financials                                                                    75,810
                                                                                                --------
              HEALTH CARE (0.5%)
              ------------------
              MANAGED HEALTH CARE (0.5%)
     1,000    Coventry Health Care, Inc., Senior Notes                 6.13      1/15/2015         1,004
     2,000    Highmark, Inc., Senior Notes(f)                          6.80      8/15/2013         2,130
                                                                                                --------
              Total Health Care                                                                    3,134
                                                                                                --------
              INDUSTRIALS (1.0%)
              ------------------
              BUILDING PRODUCTS (0.3%)
     1,000    Masco Corp., Notes                                       6.13     10/03/2016         1,019
     1,000    USG Corp., Notes(f)                                      6.30     11/15/2016         1,008
                                                                                                --------
                                                                                                   2,027
                                                                                                --------
              RAILROADS (0.3%)
     2,000    TTX Co., Notes(f)                                        5.40      2/15/2016         1,998
                                                                                                --------
              TRUCKING (0.4%)
     2,500    Roadway Corp., Senior Notes                              8.25     12/01/2008         2,627
                                                                                                --------
              Total Industrials                                                                    6,652
                                                                                                --------
              INFORMATION TECHNOLOGY (0.3%)
              -----------------------------
              DATA PROCESSING & OUTSOURCED SERVICES (0.3%)
     1,750    Fiserv, Inc., Notes                                      4.00      4/15/2008         1,712
                                                                                                --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

 PRINCIPAL                                                                                        MARKET
    AMOUNT                                                           COUPON                        VALUE
     (000)    SECURITY                                                 RATE       MATURITY         (000)
--------------------------------------------------------------------------------------------------------
              MATERIALS (0.1%)
              ----------------
              DIVERSIFIED CHEMICALS (0.1%)
  $  1,000    ICI Wilmington, Inc., Notes                              4.38%    12/01/2008      $    985
                                                                                                --------
              TELECOMMUNICATION SERVICES (0.2%)
              ---------------------------------
              WIRELESS TELECOMMUNICATION SERVICES (0.2%)
     1,000    US Unwired, Inc., Secured Notes                         10.00      6/15/2012         1,105
                                                                                                --------
              UTILITIES (5.3%)
              ----------------
              ELECTRIC UTILITIES (4.0%)
     1,000    Ameren UE, Senior Secured Notes                          5.10     10/01/2019           952
     1,000    American Electric Power Co., Inc., Senior Notes          4.71      8/16/2007           996
     1,000    Baltimore Gas & Electric Co., Notes(f)                   5.90     10/01/2016         1,026
     2,000    Black Hills Corp., Notes                                 6.50      5/15/2013         2,038
     1,738    Cedar Brakes II, LLC, Senior Notes, Series C(f)          9.88      9/01/2013         1,943
       868    Entergy Gulf States, Inc., First Mortgage Bonds          6.20      7/01/2033           872
     1,000    Entergy Mississippi, Inc., First Mortgage Bonds          5.15      2/01/2013           978
       924    FPL Energy National Wind, LLC, Secured Notes(f)          5.61      3/10/2024           928
     1,000    FPL Group Capital, Inc., Bonds(e)                        6.35     10/01/2066         1,034
     2,000    Monongahela Power Co., Notes, Series A                   7.36      1/15/2010         2,110
     1,500    Nevada Power Co., Notes, Series O                        6.50      5/15/2018         1,594
     2,556    Oglethorpe Power Corp., Secured Series Facility Bonds    6.97      6/30/2011         2,603
     1,663    Power Contract Financing, Senior Notes(f)                6.26      2/01/2010         1,678
     1,000    PPL Capital Funding, Inc., Guaranteed Notes, Series A    4.33      3/01/2009           977
     1,000    PPL Energy Supply, LLC, Bonds, Series A                  5.70     10/15/2015         1,001
     2,000    Tristate General & Transport Association, Bonds(f)       6.04      1/31/2018         2,044
     2,000    TXU Energy Co., LLC, Senior Notes                        7.00      3/15/2013         2,119
     1,000    West Penn Power Co., Notes                               6.63      4/15/2012         1,056
                                                                                                --------
                                                                                                  25,949
                                                                                                --------
              GAS UTILITIES (0.8%)
     2,000    Boardwalk Pipelines, LLC, Notes                          5.50      2/01/2017         1,967
     1,000    Enbridge Energy Partners, LP, Senior Notes               5.35     12/15/2014           981
     1,000    Noram Energy Corp., Debentures                           6.50      2/01/2008         1,012
     1,000    Valero Logistics Operations, LP, Senior Notes            6.05      3/15/2013         1,022
                                                                                                --------
                                                                                                   4,982
                                                                                                --------

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                   (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

 PRINCIPAL                                                                                        MARKET
    AMOUNT                                                           COUPON                        VALUE
     (000)    SECURITY                                                 RATE       MATURITY         (000)
--------------------------------------------------------------------------------------------------------
              MULTI-UTILITIES (0.5%)
  $  1,000    PSEG Funding Trust, Notes                                5.38%    11/16/2007      $  1,000
     1,000    Sempra Energy ESOP, Series 1999(f)                       4.21     11/01/2014(k)        994
     1,000    WPS Resources Corp., Notes(e)                            6.11     12/01/2066         1,009
                                                                                                --------
                                                                                                   3,003
                                                                                                --------
              Total Utilities                                                                     33,934
                                                                                                --------
              Total Corporate Obligations (cost: $149,275)                                       150,304
                                                                                                --------
              EURODOLLAR AND YANKEE OBLIGATIONS (5.2%)(l)

              ENERGY (0.9%)
              -------------
              INTEGRATED OIL & GAS (0.2%)
     1,000    PEMEX Finance Ltd., Senior Notes                         8.88     11/15/2010         1,081
                                                                                                --------
              OIL & GAS DRILLING (0.2%)
     1,563    Delek & Avner-Yam Tethys Ltd., Secured Notes(f)          5.33      8/01/2013         1,530
                                                                                                --------
              OIL & GAS EXPLORATION & PRODUCTION (0.5%)
     2,000    EOG Resources Canada, Inc., Senior Notes(f)              4.75      3/15/2014         1,949
     1,000    RAS Laffan Liquefied Natural Gas Co. Ltd. II,
                 Bonds, Series A(f)                                    5.30      9/30/2020           980
                                                                                                --------
                                                                                                   2,929
                                                                                                --------
              Total Energy                                                                         5,540
                                                                                                --------
              FINANCIALS (3.7%)
              -----------------
              DIVERSIFIED BANKS (1.6%)
     1,000    BOI Capital Funding Number 3, LP, Guaranteed
                 Bonds(e),(f)                                          6.11      1/29/2049         1,001
       500    Chinatrust Commercial Bank Co. Ltd., Bonds(e),(f)        5.63     12/29/2049           488
     1,000    Chuo Mitsui Trust & Banking Co., Subordinated
                 Notes(e),(f)                                          5.51     12/31/2049           972
     1,000    HBOS plc, Subordinated Notes(e),(f)                      6.41      9/29/2049         1,024
     1,000    Mizuho Capital Investment 1 Ltd., Subordinated
                 Bonds(e),(f)                                          6.69      6/30/2046         1,028
     1,000    National Capital Trust II, Subordinated Notes(e),(f)     5.49     12/29/2049           984
     1,000    Nordea Bank AB, Subordinated Notes(e),(f)                5.42     12/29/2049           976
     2,000    Skandinaviska Enskilda Banken AB, Bonds(e),(f)           5.47      3/29/2049         1,975
     2,000    UFJ Finance Aruba AEC, Notes                             8.75     11/29/2049         2,118
                                                                                                --------
                                                                                                  10,566
                                                                                                --------

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                   (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

 PRINCIPAL                                                                                        MARKET
    AMOUNT                                                           COUPON                        VALUE
     (000)    SECURITY                                                 RATE       MATURITY         (000)
--------------------------------------------------------------------------------------------------------
              PROPERTY & CASUALTY INSURANCE (0.3%)
  $  1,000    AXIS Capital Holdings Ltd., Senior Notes                 5.75%    12/01/2014      $  1,011
     1,000    Mantis Reef Ltd. II, Notes(f)                            4.80     11/03/2009           982
                                                                                                --------
                                                                                                   1,993
                                                                                                --------
              REGIONAL BANKS (0.5%)
     2,000    Glitnir Banki hf, Notes(e),(f)                           7.45      9/14/2049         2,131
     1,000    Kaupthing Bank hf, Notes(f)                              7.13      5/19/2016         1,074
                                                                                                --------
                                                                                                   3,205
                                                                                                --------
              REINSURANCE (1.3%)
     1,000    Allied World Assurance Holdings Ltd., Senior Notes       7.50      8/01/2016         1,097
     1,000    Endurance Specialty Holdings, Ltd., Senior Notes         6.15     10/15/2015         1,015
     2,500    Montpelier Re Holdings Ltd., Senior Notes                6.13      8/15/2013         2,471
     1,500    Platinum Underwriters Finance, Inc., Notes, Series B     7.50      6/01/2017         1,590
     2,000    Stingray Pass-Through Trust Certificates(f)              5.90      1/12/2015         1,870
                                                                                                --------
                                                                                                   8,043
                                                                                                --------
              Total Financials                                                                    23,807
                                                                                                --------
              MATERIALS (0.6%)
              ----------------
              DIVERSIFIED METALS & MINING (0.5%)
     2,000    Brascan Corp., Notes                                     8.13     12/15/2008         2,110
     1,000    Glencore Funding, LLC, Notes(f)                          6.00      4/15/2014           987
                                                                                                --------
                                                                                                   3,097
                                                                                                --------
              PAPER PRODUCTS (0.1%)
     1,000    Domtar, Inc., Notes                                      5.38     12/01/2013           882
                                                                                                --------
              Total Materials                                                                      3,979
                                                                                                --------
              Total Eurodollar and Yankee Obligations (cost: $33,081)                             33,326
                                                                                                --------
              ASSET-BACKED SECURITIES (1.4%)

              FINANCIALS (1.0%)
              -----------------
              ASSET-BACKED FINANCING (1.0%)
       830    Aerco Ltd., Series 2A, Class A4(f)                       5.84(m)   7/15/2025           807
       656    Airport Airplanes, Pass-Through Certificates,
                 Series 1R, Class A8, EETC                             5.70(m)   3/15/2019           624

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                   (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

 PRINCIPAL                                                                                        MARKET
    AMOUNT                                                           COUPON                        VALUE
     (000)    SECURITY                                                 RATE       MATURITY         (000)
--------------------------------------------------------------------------------------------------------
  $  4,000    Consumers Funding, LLC, Series 2001-1, Class A5          5.43%     4/20/2015      $  4,098
     1,000    Detroit Edison Securitization Funding, LLC,
                 Series 2001-1, Class A5                               6.42      3/01/2015         1,077
        79    Oncor Electric Delivery Transition Bond Co., Bonds,
                 Series 2003-1, Class A1                               2.26      2/15/2009            78
                                                                                                --------
              Total Financials                                                                     6,684
                                                                                                --------
              INDUSTRIALS (0.4%)
              ------------------
              AIRLINES (0.4%)
              America West Airlines, Inc., Pass-Through
                 Certificates,
       378       Series 1996-1, Class A, EETC                          6.85      7/02/2009           378
     1,460       Series 1999-1, Class G, EETC (INS)                    7.93      1/02/2019         1,574
       660    American Airlines, Pass-Through Certificates,
                 Series 2002-1, Class G, EETC (INS)                    6.01(m)   9/23/2007           661
                                                                                                --------
              Total Industrials                                                                    2,613
                                                                                                --------
              Total Asset-Backed Securities (cost: $8,989)                                         9,297
                                                                                                --------
              COMMERCIAL MORTGAGE SECURITIES (5.7%)

              FINANCIALS (5.7%)
              -----------------
              COMMERCIAL MORTGAGE-BACKED SECURITIES (5.6%)
              Banc of America Commercial Mortgage Inc.,
     1,219       Series 2000-2, Class A1                               7.02      9/15/2032         1,252
     2,118       Series 2001 PB1, Class A2                             5.79      5/11/2035         2,179
       400    Commercial Mortgage Asset Trust,
                 Series 1999-C1, Class A4                              6.98      1/17/2032           439
              Credit Suisse First Boston Mortgage Securities Corp.,
     1,000       Series 1998-C1, Class D                               7.17      5/17/2040         1,071
     1,680       Series 2000-C1, Class A2                              7.55      4/15/2062         1,792
       872       Series 2001-CK6, Class A2                             6.10      8/15/2036           882
     2,000    DLJ Commercial Mortgage Corp., Series 1999-CG1,
                 Class A1B(i)                                          6.46      3/10/2032         2,052
     2,000    G-Force, LLC, Series 2005-RR2, Class A2(f),(i)           5.16     12/25/2039         1,977
     1,000    GE Capital Commercial Mortgage Corp., Series 2001-3,
                 Class A2                                              6.07      6/10/2038         1,046

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                   (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

 PRINCIPAL                                                                                        MARKET
    AMOUNT                                                           COUPON                        VALUE
     (000)    SECURITY                                                 RATE       MATURITY         (000)
--------------------------------------------------------------------------------------------------------
  $  1,000    Government Lease Trust, Series 1999-GSA1,
                 Class A4(f)                                           6.48%     5/18/2011      $  1,031
              GS Mortgage Securities Corp. II,
     1,000       Series 2001-GL3A, Class A2(f)                         6.45      8/05/2018         1,060
     2,000       Series 2003-C1, Class A2B                             4.30      1/10/2040         1,949
              J.P. Morgan Chase Commercial Mortgage Securities Corp.,
       123       Series 2004-CBX, Class A1                             3.18      1/12/2037           123
     1,000       Series 2005-CB12, Class A3A1                          4.82      9/12/2037           992
     2,000       Series 2006-LDP6, Class A-SB                          5.49      4/15/2043         2,044
     2,000    LB-UBS Commercial Mortgage Trust,
                 Series 2006-C4, Class A2                              5.87      6/15/2032         2,071
       850    Mach One Trust, Series 2004-1A, Class A1(f)              3.89      5/28/2040           827
     1,161    Merrill Lynch Mortgage Investors, Inc.,
                 Series 1998-C1, Class A2                              6.48     11/15/2026         1,176
     1,000    Morgan Stanley Capital I, Inc., Series 1998-XL1,
                 Class H(f)                                            6.92      6/03/2030         1,006
     1,000    Nationslink Funding Corp., Pass-Through Certificates,
                 Series 1999-1, Class F(f)                             7.10      1/20/2031         1,035
     1,860    Paine Weber Mortgage Acceptance Corp.,
                 Series 1999-C1, Class A2(i)                           6.82      6/15/2032         1,908
     2,000    Prudential Mortgage Capital Funding, LLC,
                 Series 2001-ROCK, Class B(i)                          6.76      5/10/2034         2,139
     1,156    Salomon Brothers Mortgage Securities VII, Inc.,
                 Series 2000-C3, Class A1                              6.34     12/18/2033         1,163
              Wachovia Bank Commercial Mortgage Trust,
     2,000       Series 2005-C18, Class APB(i)                         4.81      4/15/2042         1,973
     1,000       Series 2005-C19, Class A5                             4.66      5/15/2044           980
     2,000    Wachovia Bank Commercial Mortgage Trust,
                 Pass-Through Certificates, Series 2005-C19,
                 Class A-4                                             4.61      5/15/2044         1,968
                                                                                                --------
                                                                                                  36,135
                                                                                                --------
              INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.1%)(n)
     8,126 Greenwich Capital Commercial Funding Corp.,
                 Series 2002-C1, Class XP
                 (acquired 8/13/2003; cost $834)(f),(o)                2.16      1/11/2035           497
                                                                                                --------
              Total Financials                                                                    36,632
                                                                                                --------
              Total Commercial Mortgage Securities (cost: $36,462)                                36,632
                                                                                                --------

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                   (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

 PRINCIPAL                                                                                        MARKET
    AMOUNT                                                           COUPON                        VALUE
     (000)    SECURITY                                                 RATE       MATURITY         (000)
--------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT AGENCY ISSUES (0.6%)(c)

              COLLATERALIZED MORTGAGE OBLIGATIONS (0.3%)
  $    730    Freddie Mac(+), Series 2445 VD                           6.50%     4/15/2018      $    732
       989    Government National Mortgage Assn.,
                 Series 1999-14 VD                                     6.00      3/20/2014           997
                                                                                                --------
              Total Collateralized Mortgage Obligations                                            1,729
                                                                                                --------
              INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.1%)(n)
    18,405    Government National Mortgage Assn.,
                 Series 2003-59, Class XB                              2.15      7/16/2010           484
                                                                                                --------
              MORTGAGE-BACKED PASS-THROUGH SECURITIES (0.0%)(q)
       105    Government National Mortgage Assn. I, Pool 587184        7.00      4/15/2032           109
                                                                                                --------
              OTHER U.S. GOVERNMENT GUARANTEED SECURITIES (0.2%)
     1,333    Rowan Companies, Inc., Guaranteed Bond, Title XI         2.80     10/20/2013         1,243
                                                                                                --------
              Total U.S. Government Agency Issues (cost: $3,598)                                   3,565
                                                                                                --------
              MUNICIPAL BONDS (0.5%)

              CASINOS & GAMING (0.3%)
     2,000    Mashantucket (Western) Pequot Tribe, CT, RB(f)           5.91      9/01/2021         1,989
                                                                                                --------
              COMMUNITY SERVICE (0.1%)
       325    Jicarilla Apache Nation, NM, RB                          2.95     12/01/2006           325
                                                                                                --------
              GAS UTILITIES (0.1%)
       848    California Maritime Infrastructure Auth. RB,
                 Series 1999                                           6.63     11/01/2009           850
                                                                                                --------
              Total Municipal Bonds (cost: $3,192)                                                 3,164
                                                                                                --------
              Total Bonds (cost: $234,597)                                                       236,288
                                                                                                --------

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                   (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

 PRINCIPAL                                                                                        MARKET
    AMOUNT                                                           COUPON                        VALUE
     (000)    SECURITY                                                 RATE       MATURITY         (000)
--------------------------------------------------------------------------------------------------------
              MONEY MARKET INSTRUMENTS (2.8%)

              COMMERCIAL PAPER (1.4%)

              CONSUMER STAPLES (0.9%)
              -----------------------
              PACKAGED FOODS & MEAT (0.9%)
  $  5,552    Kraft Foods, Inc.                                        5.30%    12/04/2006      $  5,550
                                                                                                --------
              UTILITIES (0.5%)
              ----------------
              MULTI-UTILITIES (0.5%)
     3,500    WPS Resources Corp.(f)                                   5.31     12/01/2006         3,500
                                                                                                --------
              Total Commercial Paper                                                               9,050
                                                                                                --------
              U.S. TREASURY BILLS (0.1%)

       490    4.97%, 1/18/2007(a)                                                                    487
                                                                                                --------

    NUMBER
 OF SHARES
----------
              MONEY MARKET FUNDS (1.3%)

 8,576,979    SSgA Prime Money Market Fund, 5.20%(p)                                               8,577
                                                                                                --------
              Total Money Market Instruments (cost: $18,114)                                      18,114
                                                                                                --------

 PRINCIPAL
    AMOUNT
     (000)
----------
              SHORT-TERM INVESTMENTS PURCHASED WITH CASH
              COLLATERAL FROM SECURITIES LOANED (8.8%)

              CORPORATE OBLIGATIONS (0.8%)

              FINANCIALS (0.8%)
              -----------------
              REGIONAL BANKS (0.8%)
   $ 5,000    Bank of America, N.A., Notes                             5.36(m)   6/13/2007         5,002
                                                                                                --------
              REPURCHASE AGREEMENTS (8.0%)(r)

    23,000    Credit Suisse First Boston LLC, 5.30%, acquired on 11/30/2006 and due 12/01/2006 at $23,000 (collateralized by $22,740 of
                 Freddie Mac Notes(c),(+), 6.00%, due 8/18/2016; market value
                 $23,463)                                                                         23,000

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                   (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

 PRINCIPAL                                                                                        MARKET
    AMOUNT                                                                                         VALUE
     (000)    SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
  $ 21,000    Deutsche Bank Securities, Inc., 5.30%, acquired on 11/30/2006 and due 12/01/2006 at $21,000 (collateralized by $21,710 of
                 Federal Home Loan Bank Notes(c),(+), 4.88% - 5.70%,
                 due 12/13/2013 - 5/12/2020; combined market value $21,423)                     $ 21,000
     7,000    Merrill Lynch Government Securities, Inc., 5.30%, acquired on
                 11/30/2006 and due 12/01/2006 at $7,000 (collateralized
                 by $6,820 of U.S. Treasury Notes, 5.13%, due 5/15/2016;
                 market value $7,142)                                                              7,000
                                                                                                --------
                                                                                                  51,000
                                                                                                --------

    NUMBER
 OF SHARES
----------
              MONEY MARKET FUNDS (0.0%)(q)

   294,348    AIM Short-Term Investment Co. Liquid Assets Portfolio, 5.26%(p)                        294
                                                                                                --------
              Total Short-Term Investments Purchased With Cash Collateral
                 From Securities Loaned (cost: $56,294)                                           56,296
                                                                                                --------

              TOTAL INVESTMENTS (COST: $669,945)                                                $689,216
                                                                                                ========

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USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The portfolio of investments category percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%. Investments in foreign securities were 14.0% of net assets as of November 30, 2006.

         ISHARES - exchange-traded funds, managed by Barclays Global Fund Advisors, that represent a portfolio of stocks designed to closely track a specific market index. iShares funds are traded on securities exchanges.

         PORTFOLIO DESCRIPTION ABBREVIATIONS

         EETC   Enhanced Equipment Trust Certificate

         ESOP   Employee Stock Ownership Plan

         MTN    Medium-Term Note

         RB     Revenue Bond

         REIT   Real Estate Investment Trust

         CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. A high-quality bank, insurance company or other corporation, or a collateral trust may provide the enhancement. The enhancements do not guarantee the market values of the securities.

         (INS) Principal and interest payments are insured by AMBAC Assurance Corp. or MBIA Insurance Corp.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Security with a value of $487,000 is segregated as collateral for initial margin requirements on open futures contracts.

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           (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

         (b) Security, or a portion thereof, is segregated to cover the value of open futures contracts at November 30, 2006, as shown in the following table:

                                                                                  UNREALIZED
     TYPE OF FUTURE            EXPIRATION    CONTRACTS   POSITION     VALUE      APPRECIATION
---------------------------------------------------------------------------------------------
S&P 500 Index Futures        December 2006        5        Long     $1,754,000     $ 30,000
Russell E Mini 2000 Index    December 2006      123        Long      9,686,000      523,000
                                                                                   --------
                                                                                   $553,000
                                                                                   --------

         (c) U.S. government agency issues - mortgage-backed securities issued by Government National Mortgage Association (GNMA) and certain other U.S. government-guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises (GSEs) indicated with "+" are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

         (d) The security or a portion thereof was out on loan as of November 30, 2006.

         (e) Callable security expected to be called prior to maturity due to a scheduled change from a fixed to a floating interest rate, which is likely to be uneconomical to the issuer.

         (f) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Investment Management Company (the Manager) under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

         (g) At November 30, 2006, the aggregate market value of securities purchased on a when-issued basis was $2,020,000.

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           (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

         (h) Put bond - provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

         (i) At November 30, 2006, portions of these securities were segregated to cover delayed-delivery and when-issued purchases.

         (j) Security was fair valued at November 30, 2006, by the Manager in accordance with valuation procedures approved by the Board of Trustees.

         (k) Security has a mandatory put, which shortens its effective maturity date.

         (l) Eurodollar and Yankee obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions (Eurodollar obligations) as well as dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets (Yankee obligations).

         (m) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at November 30, 2006.

         (n) Interest-only commercial mortgage-backed securities (CMBS IOs) - represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The interest rate disclosed is the purchase yield, which reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties.

40

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

             This serves to moderate their prepayment risk. CMBS IOs are subject to recessionary default-related prepayments that may have a negative impact on yield.

         (o) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board of Trustees. The aggregate market value of these securities at November 30, 2006, was $497,000, which represented 0.1% of the Fund's net assets.

         (p) Rate represents the money market fund annualized seven-day yield at November 30, 2006.

         (q) Represents less than 0.1% of net assets.

         (r) Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest.

         * Non-income-producing security for the 12 months preceding November 30, 2006.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

ASSETS
   Investments in securities, at market value (including securities
      on loan of $54,898) (identified cost of $669,945)                    $689,216
   Cash                                                                           7
   Receivables:
      Capital shares sold                                                       227
      USAA Investment Management Company (Note 6D)                              595
      Dividends and interest                                                  4,119
      Securities sold                                                       146,447
      Other                                                                       6
   Variation margin on futures contracts                                         19
                                                                           --------
         Total assets                                                       840,636
                                                                           --------
LIABILITIES
   Payables:
      Upon return of securities loaned                                       56,295
      Securities purchased                                                  141,101
      Capital shares redeemed                                                   194
   Accrued management fees                                                      374
   Accrued transfer agent's fees                                                  6
   Other accrued expenses and payables                                           56
                                                                           --------
         Total liabilities                                                  198,026
                                                                           --------
            Net assets applicable to capital shares outstanding            $642,610
                                                                           ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                         $574,097
   Accumulated undistributed net investment income                            2,837
   Accumulated net realized gain on investments and futures transactions     45,852
   Net unrealized appreciation on investments and futures contracts          19,824
                                                                           --------
            Net assets applicable to capital shares outstanding            $642,610
                                                                           ========
   Capital shares outstanding, unlimited number of shares
      authorized, no par value                                               40,582
                                                                           ========
   Net asset value, redemption price, and offering price per share         $  15.83
                                                                           ========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

42

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA BALANCED STRATEGY FUND
SIX-MONTH PERIOD ENDED NOVEMBER 30, 2006 (UNAUDITED)

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $1)                                  $ 3,030
   Interest                                                                           7,440
   Securities lending (net)                                                             112
                                                                                    -------
      Total income                                                                   10,582
                                                                                    -------
EXPENSES
   Management fees                                                                    2,247
   Administration and servicing fees                                                    472
   Transfer agent's fees                                                                900
   Custody and accounting fees                                                          125
   Postage                                                                              192
   Shareholder reporting fees                                                            63
   Trustees' fees                                                                         5
   Registration fees                                                                     22
   Professional fees                                                                     37
   Other                                                                                 10
                                                                                    -------
      Total expenses                                                                  4,073
   Expenses paid indirectly                                                             (32)
   Expenses reimbursed                                                                 (925)
                                                                                    -------
      Net expenses                                                                    3,116
                                                                                    -------
NET INVESTMENT INCOME                                                                 7,466
                                                                                    -------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FUTURES CONTRACTS
   Net realized gain on:
      Investments:
         Unaffiliated transactions                                                   17,314
         Affiliated transactions (Note 8)                                             1,439
   Net realized gain on future transactions                                             167
   Change in net unrealized appreciation/depreciation of:
      Investments                                                                    15,800
      Futures contracts                                                                 553
                                                                                    -------
            Net realized and unrealized gain on investments and futures contracts    35,273
                                                                                    -------
   Increase in net assets resulting from operations                                 $42,739
                                                                                    =======

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA BALANCED STRATEGY FUND
SIX-MONTH PERIOD ENDED NOVEMBER 30, 2006 (UNAUDITED),
AND YEAR ENDED MAY 31, 2006

                                                                        11/30/2006       5/31/2006
                                                                       ---------------------------
FROM OPERATIONS
   Net investment income                                                  $  7,466       $  13,654
   Net realized gain on:
      Investments                                                           18,753          43,082
      Future transactions                                                      167               -
   Net realized gain on foreign currency transactions                            -               5
   Change in unrealized appreciation/depreciation of:
      Investments                                                           15,800         (32,984)
      Futures contracts                                                        553               -
                                                                          ------------------------
         Increase in net assets resulting from operations                   42,739          23,757
                                                                          ------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                    (7,412)        (12,813)
   Net realized gains                                                            -         (29,270)
                                                                          ------------------------
      Distributions to shareholders                                         (7,412)        (42,083)
                                                                          ------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                                38,925         116,425
   Reinvested dividends                                                      7,335          41,645
   Cost of shares redeemed                                                 (73,101)       (115,387)
                                                                          ------------------------
      Increase (decrease) in net assets from capital
         share transactions                                                (26,841)         42,683
                                                                          ------------------------
   Capital contribution from USAA Transfer Agency Company                        -               4
                                                                          ------------------------
   Net increase in net assets                                                8,486          24,361

NET ASSETS
   Beginning of period                                                     634,124         609,763
                                                                          ------------------------
   End of period                                                          $642,610       $ 634,124
                                                                          ========================
Accumulated undistributed net investment income:
   End of period                                                          $  2,837       $   2,783
                                                                          ========================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                               2,579           7,528
   Shares issued for dividends reinvested                                      491           2,720
   Shares redeemed                                                          (4,849)         (7,464)
                                                                          ------------------------
      Increase (decrease) in shares outstanding                             (1,779)          2,784
                                                                          ========================

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

44

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this semiannual report pertains only to the USAA Balanced Strategy Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to seek high total return, with reduced risk over time, through an asset allocation strategy that seeks a combination of long-term growth of capital and current income.

           A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

              1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

              2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases,

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

                 events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Trust's Board of Trustees. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

              3. Investments in open-end investment companies, other than ETFs, are valued at their NAV at the end of each business day.

              4. Futures contracts are valued at the last quoted sales price.

              5. Debt securities purchased with original maturities of 60 days or less are valued at amortized cost, which approximates market value.

              6. Repurchase agreements are valued at cost, which approximates market value.

              7. Other debt securities are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked

46

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

                 prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

              8. Securities for which market quotations are not readily
                 available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

                 Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

           B. FUTURES CONTRACTS - The Fund may enter into financial futures contracts as a proxy for a direct investment in securities underlying

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

              the Fund's index. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures positions). Subsequently, payments known as variation-margin payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses. In addition to the segregation of securities to cover the initial margin requirements, the Fund segregates securities to cover the value of all open futures contracts. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures transactions involves the risk of imperfect correlation between movements in the price of futures contracts and the underlying hedged securities and the risk that the counterparty will fail to perform its obligations.

           C. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

           D. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

48

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

           E. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Fannie Mae and Freddie Mac, are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. Obligations pledged as collateral are required to maintain a value equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

           F. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

              1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

              2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

              The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

              Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

           G. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. As of November 30, 2006, net outstanding delayed-delivery commitments, including interest purchased, for the Fund were $2,000,000, all of which were when-issued securities.

           H. EXPENSES PAID INDIRECTLY - A portion of the brokerage commissions that the Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's

50

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

              custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to reduce the Fund's expenses. For the six-month period ended November 30, 2006, brokerage commission recapture credits and custodian and other bank credits reduced the Fund's expenses by $21,000 and $11,000, respectively, resulting in a total reduction in Fund expenses of $32,000.

           I. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

           J. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

         The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

         For the six-month period ended November 30, 2006, the Fund paid CAPCO facility fees of $1,000, which represents 1.9% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended November 30, 2006.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of May 31, 2007, in accordance with applicable tax law.

         Distributions of net investment income are made quarterly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended November 30, 2006, were $629,403,000 and $671,294,000, respectively.

         As of November 30, 2006, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

52

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

         Gross unrealized appreciation and depreciation of investments as of November 30, 2006, were $24,050,000 and $4,779,000 respectively, resulting in net unrealized appreciation of $19,271,000.

(5) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

         The Fund, through its third-party securities-lending agent, Metropolitan West Securities LLC (MetWest), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund and MetWest retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral, net of any expenses associated with the lending transactions. MetWest receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Wachovia Corp., parent company of MetWest, has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. For the six-month period ended November 30, 2006, the Fund received securities-lending income of $112,000, which is net of the 20% income retained by MetWest. As of November 30, 2006, the Fund loaned securities having a fair market value of approximately $54,898,000 and received cash collateral of $56,295,000 for the loans. Of this amount, $56,294,000 was invested in short-term investments, as noted in the Fund's portfolio of investments, and $1,000 remained in cash.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

(6) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

           A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Investment Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund and for directly managing the day-to-day investment of a portion of the Fund's assets, subject to the authority of and supervision by the Trust's Board of Trustees. The Manager is also authorized to select (with approval of the Trust's Board of Trustees) one or more subadvisers to manage the day-to-day investment of a portion of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Trust's Board of Trustees as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

              The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Balanced Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper Balanced Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average net assets for the fiscal year.

              The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund consists of the current month plus the previous 35 months.

54

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

              The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE                   ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                     AS A % OF THE FUND'S AVERAGE NET ASSETS
--------------------------------------------------------------------------------
+/- 1.00% to 4.00%                       +/- 0.04%
+/- 4.01% to 7.00%                       +/- 0.05%
+/- 7.01% and greater                    +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

              Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Balanced Funds Index over that period, even if the Fund had overall negative returns during the performance period.

              For the six-month period ended November 30, 2006, the Fund incurred total management fees, paid or payable to the Manager, of $2,247,000, which is net of a performance adjustment of $(115,000) that decreased the base management fee of 0.75% by 0.04%.

           B. SUBADVISORY ARRANGEMENTS - Effective October 2, 2006, the Manager has entered into an investment subadvisory agreement with Deutsche Investment Management Americas Inc. (DeIM), under which DeIM directs the investment and reinvestment of a portion of the Fund's assets invested in equity securities (as allocated from time to time by the Manager). Effective also on October 2, 2006, the Manager terminated its investment

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

              subadvisory agreements with Wellington Management Company, LLP (Wellington Management), Loomis, Sayles & Company (Loomis Sayles), and Barrow, Hanley, Mewhinney & Strauss, Inc. (BHMS), under which Wellington Management, Loomis Sayles, and BHMS directed the investment and reinvestment of a portion of the Fund's assets invested in equity securities (as allocated from time to time by the Manager).

              Effective October 2, 2006, the Manager (not the Fund) pays DeIM a subadvisory fee in an annual amount of 0.15% of the portion of the Fund's average net assets that DeIM manages. For the six-month period ended November 30, 2006, the Manager incurred subadvisory fees, paid or payable to DeIM, of $80,000.

              Prior to October 2, 2006, the Manager (not the Fund) paid Wellington Management a subadvisory fee in an annual amount of 0.20% of the portion of the Fund's average net assets that Wellington Management managed. Wellington Management had agreed to waive all fees in excess of 0.18% through June 30, 2006, after which date the waiver was terminated. For the six-month period ended November 30, 2006, the Manager incurred subadvisory fees, paid to Wellington Management, of $45,000.

              Prior to October 2, 2006, the Manager (not the Fund) paid Loomis Sayles a subadvisory fee in an annual amount of 0.20% of the portion of the Fund's average net assets that Loomis Sayles managed. For the six-month period ended November 30, 2006, the Manager incurred subadvisory fees, paid to Loomis Sayles, of $78,000.

              Prior to October 2, 2006, the Manager (not the Fund) paid BHMS a subadvisory fee based on the aggregate net asets that BHMS managed in the USAA Balanced Strategy Fund, USAA Value Fund, and USAA Growth & Income Fund combined, in an annual amount of 0.75% of the first $15 million of assets, 0.55% on assets over $15 million and up to $25 million, 0.45%

56

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

              on assets over $25 million and up to $100 million, 0.35% on assets over $100 million and up to $200 million, 0.25% on assets over $200 million and up to $1 billion, and 0.15% on assets over $1 billion. For the six-month period ended November 30, 2006, the Manager incurred subadvisory fees, paid to BHMS, of $121,000.

           C. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended November 30, 2006, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $472,000.

              In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal and tax services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of these expenses incurred by the Manager. For the six-month period ended November 30, 2006, the Fund reimbursed the Manager $8,000 for these legal and tax services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

           D. EXPENSE LIMITATION - The Manager has voluntarily agreed to limit the annual expenses of the Fund to 1.00% of its average annual net assets, before reductions of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of that amount. This agreement may be modified or terminated at any time. For the six-month period ended November 30, 2006, the Fund incurred reimbursable expenses of $925,000, of which $595,000 was receivable from the Manager.

           E. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

              annual charge of $23 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended November 30, 2006, the Fund incurred transfer agent's fees, paid or payable to SAS, of $900,000.

           F. UNDERWRITING SERVICES - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(8) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS
--------------------------------------------------------------------------------

         During the six-month period ended November 30, 2006, in accordance with affiliated transaction procedures approved by the Trust's Board of Trustees, purchases and sales of security transactions were executed between the Fund and the following affiliated USAA funds at the then-current market price with no brokerage commissions incurred.

                                                                                 NET REALIZED
                                                                     COST TO        GAIN TO
          SELLER                           PURCHASER                PURCHASER       SELLER
---------------------------------------------------------------------------------------------
USAA Balanced Strategy Fund       USAA Cornerstone Strategy Fund   $19,087,000    $  896,000
USAA Cornerstone Strategy Fund    USAA Balanced Strategy Fund       16,609,000     3,576,000
USAA First Start Growth Fund      USAA Balanced Strategy Fund       17,124,000     2,287,000
USAA Balanced Strategy Fund       USAA First Start Growth Fund      12,523,000       543,000

58

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

(9) NEW ACCOUNTING PRONOUNCEMENTS
--------------------------------------------------------------------------------

           A. FASB INTERPRETATION NO. 48 "ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES" (FIN 48) - On July 13, 2006, the Financial Accounting Standards Board (FASB) released FIN 48. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. At this time, the Manager has not determined the effect, if any, that the adoption of FIN 48 will have on the Fund's financial statements.

           B. STATEMENT ON FINANCIAL ACCOUNTING STANDARDS NO. 157, "FAIR VALUE MEASUREMENTS" (FAS 157) - In September 2006, FASB issued FAS 157. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of November 30, 2006, the Fund does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the statement of operations for a fiscal period.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

(10) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                               SIX-MONTH
                                              PERIOD ENDED
                                              NOVEMBER 30,                    YEAR ENDED MAY 31,
                                              ---------------------------------------------------------------------------
                                                  2006           2006         2005         2004         2003         2002
                                              ---------------------------------------------------------------------------
Net asset value at beginning of period        $  14.97       $  15.41     $  14.70     $  13.35     $  14.20     $  15.25
                                              ---------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income                           .18            .34          .26          .20          .28          .35(a),(d)
   Net realized and unrealized gain (loss)         .86            .26          .86         1.37         (.70)        (.40)(a),(d)
                                              ---------------------------------------------------------------------------
Total from investment operations                  1.04            .60         1.12         1.57         (.42)        (.05)(a),(d)
                                              ---------------------------------------------------------------------------
Less distributions:
   From net investment income                     (.18)          (.31)        (.25)        (.22)        (.29)        (.34)
   From realized capital gains                       -           (.73)        (.16)           -         (.14)        (.66)
                                              ---------------------------------------------------------------------------
   Total distributions                            (.18)         (1.04)        (.41)        (.22)        (.43)       (1.00)
                                              ---------------------------------------------------------------------------
Net asset value at end of period              $  15.83       $  14.97     $  15.41     $  14.70     $  13.35     $  14.20
                                              ===========================================================================
Total return (%)*                                 7.01           3.84         7.67        11.82        (2.71)        (.06)
Net assets at end of period (000)             $642,610       $634,124     $609,763     $522,951     $350,842     $327,563
Ratio of expenses to average
   net assets (%)**(c),(e)                        1.00(b)        1.00         1.00         1.00         1.00         1.02
Ratio of expenses to average net assets,
   excluding reimbursements (%)**(e)              1.29(b)        1.27         1.29         1.33         1.47         1.35
Ratio of net investment income to
   average net assets (%)**                       2.37(b)        2.15         1.74         1.38         2.19         2.41(d)
Portfolio turnover (%)                          101.93         153.47        68.26        55.26       113.80        42.34

  * Assumes reinvestment of all net investment income and realized capital gain distributions during the period.
 ** For the six-month period ended November 30, 2006, average net assets were
    $627,893,000.
(a) Calculated using average shares.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Effective August 1, 2001, the Manager voluntarily agreed to limit the Fund's expense ratio to 1.00% of the Fund's average annual net assets. Prior to this date, the voluntary expense ratio limit was 1.25% of the Fund's average annual net assets.
(d) In 2001, a change in amortization method was made as required by an accounting pronouncement. This change had no effect on these amounts.
(e) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                                  (.01%)         (.01%)       (.02%)       (.02%)       (.01%)       (.00%)(+)
    + Represents less than 0.01% of average net assets.

60

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of June 1, 2006, through November 30, 2006.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE
               (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

         Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                               EXPENSES PAID
                                    BEGINNING              ENDING              DURING PERIOD*
                                  ACCOUNT VALUE         ACCOUNT VALUE          JUNE 1, 2006 -
                                   JUNE 1, 2006       NOVEMBER 30, 2006      NOVEMBER 30, 2006
                                  ------------------------------------------------------------
Actual                              $1,000.00             $1,070.10                $5.14
Hypothetical
   (5% return before expenses)       1,000.00              1,020.10                 5.01

         *Expenses are equal to the Fund's annualized expense ratio of 0.99%, which is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 7.01% for the six-month period of June 1, 2006, through November 30, 2006.

62

 S U B A D V I S O R Y
======================----------------------------------------------------------
                       AGREEMENT

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

         At a meeting of the USAA Board of Trustees held on September 13, 2006, the Board, including the Trustees who are not "interested persons" of the Trust (the "Independent Trustees"), approved the adoption of the Investment Subadvisory Agreement with Deutsche Investment Management Americas Inc. (DeIM). In advance of the meeting, the Board received and considered a variety of information relating to the Investment Subadvisory Agreement and DeIM, and was given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) the qualifications of the individuals at DeIM responsible for these investment activities; and (ii) the fees to be paid to DeIM. Prior to voting, the Independent Trustees reviewed the proposed Investment Subadvisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed Investment Subadvisory Agreement. The Independent Trustees also reviewed the proposed Investment Subadvisory Agreement in private sessions with their counsel at which no representatives of management were present.

         In approving the Fund's Investment Subadvisory Agreement with DeIM, the Board considered various factors, among them: (i) the nature, extent, and quality of services to be provided to the Fund by DeIM, including the personnel who will be providing services; (ii) DeIM's compensation and any other benefits that will be derived from the subadvisory relationship by DeIM; (iii) comparisons, to the extent available, of subadvisory fees and performance to comparable investment companies; and (iv) the terms of the Investment Subadvisory Agreement. The Board's analysis of these factors is set forth below. After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Investment Subadvisory Agreement with DeIM. In approving the Investment Subadvisory Agreement, the Board did not identify any single factor as controlling, and each Independent Board Member attributed different weights to

 S U B A D V I S O R Y
======================----------------------------------------------------------
                       AGREEMENT
                       (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

         various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

         NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED; INVESTMENT PERSONNEL. The Board considered information provided to it regarding the services to be provided by DeIM. The Board considered DeIM's level of knowledge and investment style. The Board reviewed the experience and credentials of the investment personnel who would be responsible for managing the investment of portfolio securities with respect to the Fund and DeIM's level of staffing. The Board noted that the materials provided to it indicated that the method of compensating portfolio managers is reasonable and includes appropriate mechanisms to prevent a manager with underperformance from taking undue risks. The Board also noted DeIM's brokerage practices. The Board also considered DeIM's regulatory and compliance history. The Board noted that the Manager's monitoring processes of DeIM would include: (i) regular telephonic meetings to discuss, among other matters, investment strategies and to review portfolio performance; (ii) monthly portfolio compliance checklists and quarterly compliance certifications to the Board; and (iii) due diligence visits to DeIM.

         SUBADVISER COMPENSATION. The Board also took into consideration the financial condition of DeIM. In considering the cost of services to be provided by DeIM and the profitability to DeIM of its relationship with the Fund, the Board noted that the fees under the Investment Subadvisory Agreement would be paid by the Manager. The Board also relied on the ability of IMCO to negotiate the Investment Subadvisory Agreement and the fees thereunder at arm's length. The Board also considered information relating to the cost of services to be provided by DeIM, DeIM's anticipated profitability with respect to the Fund, and the potential economies of scale in DeIM's management of the Fund, to the extent available. However, this information was less significant to the Board's consideration of the Investment Subadvisory Agreement than the other factors considered.

64

 S U B A D V I S O R Y
======================----------------------------------------------------------
                       AGREEMENT
                       (continued)

USAA BALANCED STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

         SUBADVISORY FEES AND FUND PERFORMANCE. The Board considered that the Fund pays a management fee to the Manager and that, in turn, the Manager will pay a subadvisory fee to DeIM. The Board noted the Manager's expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of DeIM. The Board also noted DeIM's long-term performance record for other accounts.

         CONCLUSION. The Board reached the following conclusions regarding the Investment Subadvisory Agreement, among others: (i) DeIM is qualified to manage a portion of the Fund's assets in accordance with its investment objectives and policies; (ii) DeIM maintains an appropriate compliance program; (iii) DeIM's performance in managing other accounts is reasonable; and (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager and DeIM. Based on its conclusions, the Board determined that approval of the Investment Subadvisory Agreement with DeIM would be in the interests of the Fund and its shareholders.

                TRUSTEES      Christopher W. Claus
                              Barbara B. Dreeben
                              Robert L. Mason, Ph.D.
                              Michael F. Reimherr
                              Richard A. Zucker

          ADMINISTRATOR,      USAA Investment Management Company
     INVESTMENT ADVISER,      P.O. Box 659453
            UNDERWRITER,      San Antonio, Texas 78265-9825
         AND DISTRIBUTOR

          TRANSFER AGENT      USAA Shareholder Account Services
                              9800 Fredericksburg Road
                              San Antonio, Texas 78288

           CUSTODIAN AND      State Street Bank and Trust Company
        ACCOUNTING AGENT      P.O. Box 1713
                              Boston, Massachusetts 02105

             INDEPENDENT      Ernst & Young LLP
       REGISTERED PUBLIC      100 West Houston St., Suite 1800
         ACCOUNTING FIRM      San Antonio, Texas 78205

               TELEPHONE      Call toll free - Central time
        ASSISTANCE HOURS      Monday - Friday, 7 a.m. to 10 p.m.
                              Saturday, 8:00 a.m. to 5 p.m.

          FOR ADDITIONAL      (800) 531-8181
       INFORMATION ABOUT      For account servicing, exchanges,
            MUTUAL FUNDS      or redemptions (800) 531-8448

         RECORDED MUTUAL      24-hour service (from any phone)
       FUND PRICE QUOTES      (800) 531-8066

       USAA SELF-SERVICE      For account balance, last transaction, fund
        TELEPHONE SYSTEM      prices, or to exchange or redeem fund shares
                              (800) 531-8777

         INTERNET ACCESS      USAA.COM

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE TRUST'S BOARD OF TRUSTEES FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND
(III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30 IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

                                                        [LOGO OF RECYCLED PAPER]
                                                                        Recycled
                                                                           Paper

--------------------------------------------------------------------------------

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          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

27804-0107                                   (C)2007, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended November 30, 2006

By:*     MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    01-29-2007
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    01-30-2007
         ------------------------------


By:*     DEBRA K. DUNN
         ---------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    01-29-2007
         ------------------------------


*Print the name and title of each signing officer under his or her signature.